UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-22391

Nuveen Taxable Municipal Income Fund

(Exact name of registrant as specified in charter)

Nuveen Investments

333 West Wacker Drive

Chicago, IL 60606

(Address of principal executive offices) (Zip code)

Mark L. Winget

Nuveen Investments

333 West Wacker Drive

Chicago, IL 60606

(Name and address of agent for service)

Registrant’s telephone number, including area code:	(312) 917-7700

Date of fiscal year end:	March 31

Date of reporting period:	September 30, 2023

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1.	REPORTS TO STOCKHOLDERS.

Closed-End Funds
Closed-End Funds
Nuveen Municipal
September 30,
2023
Semi-annual
Report
This semi-annual report contains the Fund's unaudited financial statements.
Nuveen Taxable Municipal Income Fund
NBB

Table
of Contents
Chair’s Letter to Shareholders 3
Important Notices 4
Fund Leverage 5
Common Share Information 6
About the Fund’s Benchmark 8
Performance Overview and Holding Summaries 9
Shareholder Meeting Report 11
Portfolio of Investments 12
Statement of Assets and Liabilities 23
Statement of Operations 24
Statement of Changes in Net Assets 25
Statement of Cash Flows 26
Financial Highlights 28
Notes to Financial Statements 30
Risk Considerations 39
Additional Fund Information 40
Glossary of Terms Used in this Report 41
Annual Investment Management Agreement Approval Process 42

Chair’s Letter
to Shareholders

Dear Shareholders,
Inflation concerns have continued to dominate the investment landscape in 2023. Inflation rates have fallen meaningfully from post-pandemic highs, helped by the significant policy interest rate increases from the U.S. Federal Reserve (Fed) and other global central banks since
2022 and the normalization of supply chains. However, they currently remain above the levels that central banks consider supportive of their economies’ long-term growth. Core inflation measures, which exclude volatile food and energy prices, in particular remain above central banks’ targeted levels.
At the same time, the U.S. economy has remained relatively resilient, while stubbornly high inflation and tighter financial conditions are beginning to slow the U.K. and European economies. U.S. gross domestic product rose 4.9% in the third quarter of 2023, 2.1% in the second quarter of 2023 and 2.0% in the first quarter of 2023, after growing 2.1% in
2022 overall compared to 2021. Consider that much of this growth occurred while the Fed was raising interest rates in one of the fastest hiking cycles in its history. The Fed increased the target fed funds rate from near zero in March 2022 to a range of 5.25% to 5.50% as of
November 2023, with pauses in June 2023, September 2023 and November 2023. Despite
historically high inflation and rapidly rising interest rates, the jobs market has remained relatively strong, helping to support consumer sentiment and spending. However, markets are concerned that these conditions could keep upward pressure on prices and wages, leading to interest rates staying higher for longer and a potentially deeper slowdown in the economy.
U.S. regional banks – after enduring the relatively contained collapses of Silicon Valley Bank,
Signature Bank and First Republic Bank and major European bank Credit Suisse in March 2023
– remain exposed to challenges in the commercial real estate sector. Additionally, concerns about government funding and deficits persist. Congress averted a near-term default scenario in June 2023 and partial government shutdowns in September and November 2023, but funding will need to be renegotiated again in January and February 2024.
Given the lingering upside risks to inflation and the lagging impact of tighter credit conditions on the economy, Fed officials are closely monitoring incoming inflation data and other economic measures to modify their rate setting activity based upon these factors on a meeting-by-meeting basis. The Fed remains committed to acting until it sees sustainable progress toward its inflation goals. In the meantime, markets are likely to continue reacting in the short term to news about inflation data, economic indicators and central bank policy. We encourage investors to keep a long-term perspective amid the short-term turbulence. Your financial professional can help you review how well your portfolio is aligned with your time horizon, risk tolerance and investment goals.
On behalf of the other members of the Nuveen Fund Board, we look forward to continuing to earn your trust in the months and years ahead.
Terence J. Toth
Chair of the Board
November 20, 2023

Important Notices
Portfolio Manager Commentaries in Semi-annual Reports
The Fund includes portfolio manager commentary in its annual shareholder report. For the Fund's most recent annual portfolio manager discussion, please refer to the Portfolio Manager's Comments section of the Fund’s March 31, 2023 annual shareholder report.
For current information on the Fund’s investment objective, portfolio management team and average annual total returns please refer to the Fund’s website at www.nuveen.com.
For changes that occurred to the Fund both during and subsequent to this reporting period, please refer to the Notes to Financial
Statements section of this report.
For average annual total returns as of the end of this reporting period, please refer to the Performance Overview and Holdings
Summaries section within this report.
Portfolio Manager Update
Effective May 31, 2023, John Miller no longer serves as a portfolio manager of the Fund. Daniel Close and Kristen DeJong continue to serve as portfolio managers of the Fund.

Fund Leverage

IMPACT OF THE FUND’S LEVERAGE STRATEGY ON PERFORMANCE
One important factor impacting the returns of the Fund’s common shares relative to its comparative benchmark was the Fund’s use of leverage through reverse repurchase agreements and investments in inverse floating rate securities, which represent leveraged investments in underlying bonds. The Fund uses leverage because our research has shown that, over time, leveraging provides opportunities for additional income. The opportunity arises when short-term rates that a Fund pays on its leveraging instruments are lower than the interest the Fund earns on its portfolio securities that it has bought with the proceeds of that leverage.
However, use of leverage can expose Fund common shares to additional price volatility. When the Fund uses leverage, the Fund’s common shares will experience a greater increase in their net asset value if the securities acquired through the use of leverage increase in value, but will also experience a correspondingly larger decline in their net asset value if the securities acquired through leverage decline in value. All this will make the shares’ total return performance more variable over time.
In addition, common share income in levered funds will typically decrease in comparison to unlevered funds when short-term interest rates increase and increase when short-term interest rates decrease. In recent quarters, fund leverage expenses have generally tracked the overall movement of short-term interest rates. While fund leverage expenses are higher than their prior year lows, leverage nevertheless continues to provide the opportunity for incremental common share income, particularly over longer-term periods.
The Fund’s use of leverage detracted from relative performance over this reporting period.
As of September 30, 2023, the Fund’s percentages of leverage are as shown in the accompanying table.
* Effective leverage is a Fund’s effective economic leverage, and includes both regulatory leverage and the leverage effects of reverse repurchase agreements, certain derivatives and other investments in a Fund’s portfolio that increase the Fund’s investment exposure. Currently, the leverage effects of Tender Option Bond (TOB) inverse floater holdings are included in effective leverage values, in addition to any regulatory leverage.
Regulatory leverage consists of preferred shares issued or borrowings of a Fund. Both of these are part of a Fund’s capital structure. A Fund, however, may from time to time borrow on a typically transient basis in connection with its day-to-day operations, primarily in connection with the need to settle portfolio trades. Such incidental borrowings are excluded from the calculation of a Fund’s effective leverage ratio. Regulatory leverage is subject to asset coverage limits set forth in the Investment Company Act of 1940.
THE FUNDS’ LEVERAGE
Reverse Repurchase Agreements
As noted previously, the Fund used reverse repurchase agreements, in which the Fund sells to a counterparty a security that it holds with a contemporaneous agreement to repurchase the same security at an agreed-upon price and date. The Fund’s transactions in reverse repurchase agreements are as shown in the accompanying table.
Refer to Notes to Financial Statements for further details on reverse repurchase agreements for the Fund.
NBB
Effective Leverage
*
40.99%
Regulatory Leverage
*
0.00%
Current Reporting Period
Subsequent to the Close of the Reporting
Period
Fund
Outstanding
Balance as of
April 1, 2023 Sales Purchases
Outstanding
Balance as of
September 30,
2023
Average
Balance
Outstanding Sales Purchases
Outstanding
Balance as of
November 20,
2023
NBB $186,950,000 $373,900,000 $(373,900,000) $186,950,000 $186,950,000 $186,950,000 $(186,950,000)   $186,950,000

Common Share Information
COMMON SHARE DISTRIBUTION INFORMATION
The following information regarding the Fund's distributions is current as of September 30, 2023.  The Fund's distribution levels may vary over time based on the Fund's investment activity and portfolio investments value changes.
During the current reporting period, the Fund's distributions to common shareholders were as shown in the accompanying table.
The Fund seeks to pay regular monthly dividends out of its net investment income at a rate that reflects its past and projected net income performance. To permit the Fund to maintain a more stable monthly dividend, the Fund may pay dividends at a rate that may be more or less than the amount of net income actually earned by the Fund during the period. Distributions to common shareholders are determined on a tax basis, which may differ from amounts recorded in the accounting records. In instances where the monthly dividend exceeds the earned net investment income, the Fund would report a negative undistributed net ordinary income. Refer to the Notes to Financial Statements for additional information regarding the amounts of undistributed net ordinary income and undistributed net long-term capital gains and the character of the actual distributions paid by the Fund during the period.
All monthly dividends paid by the Fund during the current reporting period were paid from net investment income. If a portion of the Fund’s monthly distributions is sourced from or comprised of elements other than net investment income, including capital gains and/or a return of capital, shareholders will be notified of those sources. For financial reporting purposes, per share amounts of the
Fund’s distributions for the reporting period are presented in this report’s Financial Highlights. For income tax purposes, distribution information for the Fund as of its most recent tax year end is presented in the Notes to Financial Statements of this report.
NUVEEN CLOSED-END FUND DISTRIBUTION AMOUNTS
The Nuveen Closed-End Funds’ monthly and quarterly periodic distributions to shareholders are posted on www.nuveen.com and can be found on Nuveen’s enhanced closed-end fund resource page, which is at https://www.nuveen.com/resource-center-
closed-end-funds, along with other Nuveen closed-end fund product updates. To ensure timely access to the latest information, shareholders may use a subscribe function, which can be activated at this web page (https://www.nuveen.com/subscriptions).
COMMON SHARE EQUITY SHELF PROGRAMS
During the current reporting period, the Fund was authorized by the Securities and Exchange Commission to issue additional common shares through an equity shelf program (Shelf Offering). Under these programs, the Fund, subject to market conditions, may raise additional capital from time to time in varying amounts and offering methods at a net price at or above the Fund's NAV per common share. The maximum aggregate offering under these Shelf Offerings are as shown in the accompanying table.
Refer to Notes to Financial Statements, for further details of Shelf Offerings and the Fund’s transactions.
Per Common
Share
Amounts
Monthly Distributions (Ex-Dividend Date) NBB
April $0.0680
May 0.0680
June 0.0680
July 0.0680
August 0.0680
September 0.0680
Total Distributions from Net Investment Income $0.4080
Yields
NBB
Market Yield
*
5.62%
*
Market Yield is based on the Fund's current annualized monthly distribution divided by the Fund's current market price as of the end of the reporting period.
NBB
Maximum aggregate offering $162,000,000

COMMON SHARE REPURCHASES
The Fund's Board of Trustees authorized an open-market share repurchase program, allowing the Fund to repurchase and retire an aggregate of up to approximately 10% of its outstanding common shares.
During the current reporting period, the Fund did not repurchase any of its outstanding common shares. As of September 30, 2023,
(and since the inception of the Fund's repurchase programs), the Fund has cumulatively repurchased and retired its outstanding common shares as shown in the accompanying table.
OTHER COMMON SHARE INFORMATION
As of September 30, 2023, the Fund's common share prices were trading at a premium/(discount) to its common share NAV, and trading at an average premium/(discount) to NAV during the current reporting period, as follows:
NBB
Common shares cumulatively repurchased and retired 0
Common shares authorized for repurchase 2,905,000
NBB
Common share NAV $16.01
Common share price $14.53
Premium/(Discount) to NAV (9.24)%
Average premium/(discount) to NAV (7.34)%

About the Fund’s Benchmark
Bloomberg Aggregate-Eligible Build America Bond Index:
An index that comprised all direct pay Build America
Bonds that were SEC-regulated, taxable, dollar-denominated and had at least one year to final maturity, at least $250 million par amount outstanding, and were determined to be investment grade by Bloomberg. Index returns assumed reinvestment of distributions, but did not reflect any applicable sales charges or management fees.
Bloomberg Taxable Municipal Long Bond Index:
A rules-based index engineered for the long-term taxable municipal bond market. Bonds in the index have effective maturities of 10+ years. Index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.

Nuveen Taxable Municipal Income Fund
Performance Overview and Holding Summaries September 30, 2023

NBB
Refer to the Glossary of Terms Used in this Report for further definition of the terms used within this section.
Fund Performance*
*For purposes of Fund performance, relative results are measured against the Bloomberg Taxable Municipal Long
Bond Index. Through November 16, 2018 the Fund’s performance was measured against the Bloomberg Aggregate-
Eligible Build America Bond Index.
Performance data shown represents past performance and does not predict or guarantee future results. Current per-
formance may be higher or lower than the data shown. Returns do not reflect the deduction of taxes that shareholders may have to pay on Fund distributions or upon the sale of Fund shares. Returns at NAV are net of Fund expenses, and assume reinvestment of distributions. Comparative index return information is provided for the Fund’s shares at NAV only. Indexes are not available for direct investment.
Daily Common Share NAV and Share Price
Total Returns as of
September 30, 2023
Cumulative Average Annual
Inception
Date 6-Month 1-Year 5-Year 10-Year
NBB at Common Share NAV 4/27/10 (3.72)% 3.31% 0.08% 3.57%
NBB at Common Share Price 4/27/10 (7.45)% (1.91)% (0.61)% 3.97%
Bloomberg Taxable Municipal Long Bond Index — (5.99)% 1.73% 0.31% 3.32%

Performance Overview and Holdings Summaries
September 30, 2023 (continued)
Holdings Summaries as of September 30, 2023
This data relates to the securities held in the Fund’s portfolio of investments as of the end of the reporting period. It should not be construed as a measure of performance for the Fund itself. Holdings are subject to change.
For financial reporting purposes, the ratings disclosed are the highest rating given by one of the following national rating agencies: Standard & Poor’s Group, Moody’s Investors Service, Inc. or Fitch, Inc. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national rating agencies.
Fund Allocation
(% of net assets)
Municipal Bonds 139.5%
Repurchase Agreements 4.9%
Other Assets & Liabilities, Net 3.6%
Reverse Repurchase
Agreements, including accrued
interest (40.2)%
Floating Rate Obligations (7.8)%
Net Assets 100%
Portfolio Credit Quality
(% of total investment exposure)
AAA 5.6%
AA 44.2%
A 23.7%
BBB 12.5%
BB or Lower 4.2%
N/R (not rated) 6.9%
N/A (not applicable) 2.9%
Total 100%
Portfolio Composition
(% of total investments)
Tax Obligation/Limited 29.6%
Transportation 19.8%
Utilities 15.1%
Tax Obligation/General 8.8%
Health Care 8.4%
Education and Civic
Organizations 5.9%
Other 9.0%
Repurchase Agreements 3.4%
Total 100%
States and Territories
1
(% of total municipal bonds)
California 21.1%
New York 19.5%
Illinois 8.4%
Texas 7.0%
Washington 4.9%
Georgia 4.9%
Ohio 4.6%
Tennessee 3.2%
New Jersey 2.9%
District of Columbia 2.7%
Virginia 2.4%
Oklahoma 2.4%
South Carolina 2.4%
West Virginia 2.2%
Maryland 1.9%
Other 9.5%
Total 100%
1
See the Portfolio of Investments for the remaining states comprising "Other" and not listed in the table above.

Shareholder Meeting Report

The annual meeting of shareholders was held on August 9, 2023 for NBB; at this meeting the shareholders were asked to elect
Board members.
NBB
Common
Shares
Approval of the Board Members was reached as follows:
Amy B.R. Lancellotta
For 22,573,571
Withhold 486,784
Total 23,060,355
John K. Nelson
For 22,549,129
Withhold 511,226
Total 23,060,355
Terence J. Toth
For 22,547,807
Withhold 512,548
Total 23,060,355
Robert L. Young
For 22,553,309
Withhold 507,046
Total 23,060,355

Nuveen Taxable Municipal Income Fund
Portfolio of Investments September 30, 2023
(Unaudited)
NBB
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
LONG-TERM INVESTMENTS - 139.5%  (96.6% of Total Investments)
X –
MUNICIPAL BONDS - 139 .5% ( 96 .6 % of Total Investments) X 656,904,609
Alaska - 0.7% (0.4% of Total Investments)
$ 3,025 Port Lions, Alaska, Revenue Bonds, Kodiak Area Native Association Project,
Taxable Series 2022, 7.500%, 10/01/52
10/32 at 100.00 $ 3,029,006
Total Alaska 3,029,006
Arizona - 0.1% (0.1% of Total Investments)
500 Maricopa County Industrial Development Authority, Arizona, Education
Revenue Bonds, Villa Montessori, Inc Project, Taxable Series 2023B, 8.000%,
7/01/53
1/24 at 102.00 508,208
Total Arizona 508,208
California - 29.5% (20.4% of Total Investments)
ABAG Finance Authority for Non-Profit Corporations, California, Special Tax
Bonds, Community Facilities District 2004-1 Seismic Safety Improvements
690 & 942 Market Street Project, Taxable Refunding Series 2018
:
1,950
5.100%, 9/01/28
No Opt. Call 1,853,787
6,125
5.500%, 9/01/38
9/28 at 100.00 5,268,836
2,520 Alameda Corridor Transportation Authority, California, Revenue Bonds,
Refunding Taxable Subordinate Lien Series 2004B, 0.000%, 10/01/31 -
AMBAC Insured
No Opt. Call 1,576,627
California Infrastructure and Economic Development Bank, Revenue Bonds, J.
David Gladstone Institutes Project, Taxable Series 2019
:
2,480
4.000%, 10/01/39
10/29 at 100.00 1,925,371
8,260
4.658%, 10/01/59
10/29 at 100.00 6,092,867
1,000 California Infrastructure and Economic Development Bank, Revenue Bonds,
University of California San Francisco Neurosciences Building, Build America
Taxable Bond Series 2010B, 6.486%, 5/15/49
No Opt. Call 1,042,815
8,010 California Municipal Finance Authority, Mobile Home Park Revenue Bonds,
Windsor Mobile Country Club, Taxable Refunding Series 20202B, 6.375%,
11/15/48, 144A
11/30 at 100.00 6,462,660
540 California Public Finance Authority, University Housing Revenue Bonds,
National Campus Community Development - Claremont Properties LLC
Claremont Colleges Project, Taxable Refunding Series 2023B, 6.500%,
7/01/32, 144A
No Opt. Call 507,545
4,530 (c) California State Public Works Board, Lease Revenue Bonds, Various Capital
Projects, Build America Taxable Bond Series 2009G-2, 8.361%, 10/01/34
No Opt. Call 5,347,997
7,010 California State University, Systemwide Revenue Bonds, Build America
Taxable Bond Series 2010B, 6.484%, 11/01/41
No Opt. Call 7,233,033
2,000 California State, General Obligation Bonds, Build America Federally Taxable
Series 2009, 7.550%, 4/01/39
No Opt. Call 2,357,733
4,110 (c) California State, General Obligation Bonds, Various Purpose, Build America
Taxable Bond Series 2010, 7.600%, 11/01/40
No Opt. Call 4,863,733
2,720 California Statewide Communities Development Authority, California,
Revenue Bonds, Loma Linda University Medical Center, Series 2014B,
6.000%, 12/01/24
No Opt. Call 2,690,705

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
California - 29.5% (20.4% of Total Investments) (continued)
$ 2,000 California Statewide Communities Development Authority, Limited
Obligation Improvement Bonds, 300 Lakeside Drive Oakland Property
Assessed Clean Energy, Taxable Sustainability Green Series 2023, 8.000%,
9/02/53, 144A
8/23 at 105.00 $ 1,942,220
1,300 California Statewide Community Development Authority, Health Revenue
Bonds, Enloe Medical Center, Refunding Series 2022B, 7.140%, 8/15/47 -
AGM Insured
8/32 at 100.00 1,365,179
2,025 Chino Public Financing Authority, California, Local Agency Bonds, Refunding
Series 2021A, 4.001%, 9/01/38
9/31 at 100.00 1,661,920
3,800 Golden State Tobacco Securitization Corporation, California, Enhanced
Tobacco Settlement Asset-Backed Revenue Bonds, Taxable Series 2021A,
3.115%, 6/01/38
6/31 at 100.00 2,795,491
5,000 Golden State Tobacco Securitization Corporation, California, Enhanced
Tobacco Settlement Asset-Backed Revenue Bonds, Taxable Series 2021B,
3.293%, 6/01/42
6/31 at 100.00 3,490,558
Golden State Tobacco Securitization Corporation, California, Tobacco
Settlement Asset-Backed Bonds, Taxable Senior Series 2021A-1
:
3,500
2.587%, 6/01/29
No Opt. Call 2,937,339
2,000
3.714%, 6/01/41
12/31 at 100.00 1,406,517
Los Angeles Community College District, California, General Obligation
Bonds, Build America Taxable Bonds, Series 2010
:
10,000 (d)
6.600%, 8/01/42, (UB)
No Opt. Call 10,979,623
7,500 (c)
6.600%, 8/01/42
No Opt. Call 8,234,717
Los Angeles Community College District, Los Angeles County, California,
General Obligation Bonds, Tender Option Bond Trust 2016-XTG002, Formerly
Tender Option Bond Trust TN027
:
2,000 (d)
9.439%, 8/01/49, 144A, (IF)
No Opt. Call 3,383,092
Los Angeles County Public Works Financing Authority, California, Lease
Revenue Bonds, Mulitple Capital Projects I, Build America Taxable Bond
Series 2010B
:
2,050 (c)
7.488%, 8/01/33
No Opt. Call 2,208,539
11,380 (c)
7.618%, 8/01/40
No Opt. Call 13,144,008
3,110 Los Angeles Department of Airports, California, Revenue Bonds, Los Angeles
International Airport, Build America Taxable Bonds, Series 2009C, 6.582%,
5/15/39
No Opt. Call 3,276,936
80 Los Angeles Department of Water and Power, California, Power System
Revenue Bonds, Federally Taxable - Direct Payment - Build America Bonds,
Series 2010A, 5.716%, 7/01/39
No Opt. Call 80,090
1,785 (c) Los Angeles Department of Water and Power, California, Power System
Revenue Bonds, Federally Taxable - Direct Payment - Build America Bonds,
Series 2010D, 6.574%, 7/01/45
No Opt. Call 1,977,370
4,000 (d) Los Angeles Department of Water and Power, California, Water System
Revenue Bonds, Tender Option Bond Trust 2016-XFT906, 13.445%, 7/01/50,
144A, (IF)
No Opt. Call 6,711,030
4,250 (c) Sacramento Public Financing Authority, California, Lease Revenue Bonds,
Golden 1 Center, Series 2015, 5.637%, 4/01/50
No Opt. Call 4,115,583
2,200 San Diego County Regional Transportation Commission, California, Sales Tax
Revenue Bonds, Build America Taxable Bonds Series 2010A, 5.911%, 4/01/48
No Opt. Call 2,314,705

Nuveen Taxable Municipal Income Fund
(continued)
Portfolio of Investments
September 30, 2023
(Unaudited)

NBB
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
California - 29.5% (20.4% of Total Investments) (continued)
$ 1,500 San Francisco City and County Public Utilities Commission, California,
Water Revenue Bonds, Taxable Build America Bond Series 2010G, 6.950%,
11/01/50
No Opt. Call $ 1,706,800
1,000 San Francisco City and County Redevelopment Financing Authority,
California, Tax Allocation Revenue Bonds, San Francisco Redevelopment
Projects, Taxable Series 2009E, 8.406%, 8/01/39
No Opt. Call 1,199,004
San Francisco City and County, California, Certificates of Participation, 525
Golden Gate Avenue, San Francisco Public Utilities Commission Office
Project, Tender Option Bond 2016-XFT901, Formerly Tender Option Bond
Trust B001
:
4,000 (d)
8.040%, 11/01/41, 144A, (IF)
No Opt. Call 3,927,990
2,000 (d)
8.040%, 11/01/41, 144A, (IF)
No Opt. Call 1,963,995
1,270 San Francisco City and County, California, Development Special Tax Bonds,
Mission Rock Facilities and Services Special Tax District 2020-1, Taxable Series
2021B, 4.000%, 9/01/31, 144A
No Opt. Call 1,057,275
2,000 (c) University of California Regents, Medical Center Pooled Revenue Bonds,
Taxable Build America Bond Series 2010H, 6.548%, 5/15/48
No Opt. Call 2,159,586
2,505 University of California, General Revenue Bonds, Limited Project, Build
America Taxable Bond Series 2010F, 5.946%, 5/15/45
No Opt. Call 2,550,078
4,410 Vernon, California, Electric System Revenue Bonds, Series 2008A, 8.590%,
7/01/38
No Opt. Call 5,027,994
Total California 138,841,348
Colorado - 1.9% (1.3% of Total Investments)
4,335 (c) Colorado Bridge Enterprise, Revenue Bonds, Federally Taxable Build America
Series 2010A, 6.078%, 12/01/40
No Opt. Call 4,440,962
3,100 (c) Denver School District 1, Colorado, General Obligation Bonds, Build America
Taxable Bonds, Series 2009C, 5.664%, 12/01/33
No Opt. Call 3,124,056
1,230 (c) Regional Transportation District, Colorado, Sales Tax Revenue Bonds,
Fastracks Project, Build America Series 2010B, 5.844%, 11/01/50
No Opt. Call 1,280,420
Total Colorado 8,845,438
District of Columbia - 3.8% (2.7% of Total Investments)
Metropolitan Washington Airports Authority, District of Columbia, Dulles
Toll Road Revenue Bonds, Dulles Metrorail & Capital improvement Projects,
Second Senior Lien, Build America Bond Series 2009D
:
14,365 (c)
7.462%, 10/01/46
No Opt. Call 16,850,846
1,000
7.462%, 10/01/46 - AGM Insured
No Opt. Call 1,161,006
Total District of Columbia 18,011,852
Florida - 2.4% (1.7% of Total Investments)
12,265 Charlotte County Industrial Development Authority, Florida, Utility System
Revenue Bonds, Town & Country Utilities Project, Taxable Series 2021B,
5.000%, 10/01/36, 144A
10/31 at 100.00 10,291,977
1,400 Miami, Florida, Special Obligation Revenue Bonds, Street & Sidewalk
Improvement Program, Taxable Refunding Series 2018B, 4.808%, 1/01/39 -
AGM Insured, 144A
1/28 at 100.00 1,188,212
Total Florida 11,480,189

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Georgia - 6.8% (4.7% of Total Investments)
$ 2,293 Georgia Municipal Electric Authority, Plant Vogtle Units 3 & 4 Project M
Bonds, Taxable Build America Bonds Series 2010A, 6.655%, 4/01/57
No Opt. Call $ 2,444,475
Georgia Municipal Electric Authority, Plant Vogtle Units 3 & 4 Project P Bonds,
Refunding Taxable Build America Bonds Series 2010A
:
18,444 (c)
7.055%, 4/01/57
No Opt. Call 18,090,067
5,737
7.055%, 4/01/57 - AGM Insured
No Opt. Call 6,167,528
5,077 Municipal Electric Authority of Georgia, Plant Vogtle Units 3 & 4 Project J
Bonds, Taxable Build America Bonds Series 2010A, 6.637%, 4/01/57
No Opt. Call 5,407,765
Total Georgia 32,109,835
Illinois - 11.7% (8.1% of Total Investments)
4,030 (c) Chicago Board of Education, Illinois, General Obligation Bonds, Dedicated
Revenues, Series 2010C, 6.319%, 11/01/29 - BAM Insured
No Opt. Call 4,075,888
10,995 (c) Chicago Transit Authority, Illinois, Sales Tax Receipts Revenue Bonds,
Federally Taxable Build America Bonds, Series 2010B, 6.200%, 12/01/40
No Opt. Call 11,349,449
1,000 Chicago Transit Authority, Illinois, Sales Tax Receipts Revenue Bonds, Taxable
Refunding Series 2020B, 3.912%, 12/01/40
No Opt. Call 810,041
355 Chicago, Illinois, General Airport Revenue Bonds, O'Hare International
Airport, Third Lien, Taxable Build America Bond Series 2010B, 6.395%,
1/01/40
No Opt. Call 378,261
1,015 Chicago, Illinois, Wastewater Transmission Revenue Bonds, Build America
Taxable Bond Series 2010B, 6.900%, 1/01/40
No Opt. Call 1,098,844
3,495 Chicago, Illinois, Water Revenue Bonds, Taxable Second Lien Series 2010B,
6.742%, 11/01/40
No Opt. Call 3,734,408
1,000 Cook County, Illinois, General Obligation Bonds, Build America Taxable
Bonds, Series 2010D, 6.229%, 11/15/34
No Opt. Call 1,029,351
3,180 Illinois International Port District, Revenue Bonds, Taxable Refunding Series
2020, 5.000%, 1/01/35, 144A
1/26 at 101.00 2,732,603
1,714 Illinois State, General Obligation Bonds, Build America Taxable Bonds, Series
2010-5, 7.350%, 7/01/35 2022 1
No Opt. Call 1,787,375
12,955 Illinois State, General Obligation Bonds, Taxable Build America Bonds, Series
2010-3, 6.725%, 4/01/35
No Opt. Call 13,197,987
10,312 (c) Illinois Toll Highway Authority, Toll Highway Revenue Bonds, Taxable Build
America Bond Senior Lien Series 2009A, 6.184%, 1/01/34
No Opt. Call 10,640,957
2,420 (c) Illinois Toll Highway Authority, Toll Highway Revenue Bonds, Taxable Build
America Bond Senior Lien Series 2009B, 5.851%, 12/01/34
No Opt. Call 2,431,891
400 Northern Illinois Municipal Power Agency,  Power Project Revenue Bonds,
Prairie State Project, Build America Bond Series 2009C, 6.859%, 1/01/39
No Opt. Call 417,025
1,375 Northern Illinois Municipal Power Agency,  Power Project Revenue Bonds,
Prairie State Project, Build America Taxable Bond Series 2010A, 7.820%,
1/01/40
No Opt. Call 1,558,211
Total Illinois 55,242,291
Indiana - 1.2% (0.8% of Total Investments)
1,000 Indianapolis Local Public Improvement Bond Bank, Indiana, Build America
Taxable Bonds, Series 2010B-2, 6.116%, 1/15/40
No Opt. Call 1,026,080

Nuveen Taxable Municipal Income Fund
(continued)
Portfolio of Investments
September 30, 2023
(Unaudited)

NBB
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Indiana - 1.2% (0.8% of Total Investments) (continued)
$ 5,000 Knox County, Indiana, Economic Development Revenue Bonds, Good
Samaritan Hospital Project, Taxable Series 2012B, 5.900%, 4/01/34
No Opt. Call $ 4,648,202
Total Indiana 5,674,282
Kentucky - 1.6% (1.1% of Total Investments)
5 Kentucky Municipal Power Agency, Power System Revenue Bonds, Prairie
State Project, Build America Bond Series 2010B, 6.490%, 9/01/37 - AGM
Insured
10/23 at 100.00 5,005
5,450 (c) Louisville and Jefferson County Metropolitan Sewer District, Kentucky, Sewer
and Drainage System Revenue Bonds, Build America Taxable Bonds Series
2010A, 6.250%, 5/15/43
No Opt. Call 5,743,312
2,260 Newport, Kentucky, Industrial Building Revenue Bonds, South Beach 1, LLC
Project, Taxable Refunding Series 2022, 4.125%, 3/01/33
No Opt. Call 1,962,293
Total Kentucky 7,710,610
Maryland - 2.7% (1.9% of Total Investments)
2,000 Maryland Economic Development Corporation, Economic Development
Revenue Bonds, Terminal Project, Refunding Series 2017B, 4.550%, 6/01/35
No Opt. Call 1,634,157
Maryland Economic Development Corporation, Parking Facilities Revenue
Bonds Baltimore City Project, Senior Parking Facilities Revenue, Series 2018B
:
1,500
4.580%, 6/01/33
6/28 at 100.00 1,302,847
2,945
4.790%, 6/01/38
6/28 at 100.00 2,368,079
4,285
5.050%, 6/01/43
6/28 at 100.00 3,297,619
5,350
5.320%, 6/01/51
6/28 at 100.00 4,082,738
Total Maryland 12,685,440
Massachusetts - 0.9% (0.6% of Total Investments)
4,000 (d) Massachusetts, Transporation Fund Revenue Bonds, Accelerated Bridge
Program, Tender Option Bond Trust 2016-XFT907, 4.136%, 6/01/40, 144A,
(IF)
No Opt. Call 4,054,690
Total Massachusetts 4,054,690
Mississippi - 0.4% (0.3% of Total Investments)
2,085 Mississippi State, General Obligation Bonds, Taxable Build America Bond
Series 2010F, 5.245%, 11/01/34
No Opt. Call 2,067,519
Total Mississippi 2,067,519
New Jersey - 4.1% (2.8% of Total Investments)
3,320 New Jersey Educational Facilities Authority, Revenue Bonds, Seton Hall
University, Taxable Series 2020D, 3.958%, 7/01/48 - AGM Insured
7/30 at 100.00 2,296,400
3,000 New Jersey Turnpike Authority, Revenue Bonds, Build America Taxable
Bonds, Series 2009F, 7.414%, 1/01/40
No Opt. Call 3,494,959
8,805 New Jersey Turnpike Authority, Revenue Bonds, Build America Taxable
Bonds, Series 2010A, 7.102%, 1/01/41
No Opt. Call 9,982,253
2,000 Rutgers State University, New Jersey, Revenue Bonds, Taxable Build America
Bond Series 2010H, 5.665%, 5/01/40
No Opt. Call 1,977,209
870 South Jersey Port Corporation, New Jersey, Marine Terminal Revenue Bonds,
Taxable Build America Bond Series 2009P-3, 7.365%, 1/01/40
No Opt. Call 930,016

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
New Jersey - 4.1% (2.8% of Total Investments) (continued)
$ 530 South Jersey Transportation Authority, New Jersey, Transportation System
Revenue Bonds, Build America Bond Series 2009A-5, 7.000%, 11/01/38
No Opt. Call $ 536,845
Total New Jersey 19,217,682
New York - 27.2% (18.8% of Total Investments)
420 Babylon Local Development Corporation II, New York, Education Revenue
Bonds, The Academy Charter School Project, Taxable Series 2023B, 7.250%,
2/01/27
No Opt. Call 416,317
Dormitory Authority of the State of New York, Revenue Bonds, Montefiore
Obligated Group, Taxable Series 2018B
:
10,000
5.096%, 8/01/34
No Opt. Call 8,520,956
1,415
4.946%, 8/01/48 - AGM Insured
8/28 at 100.00 1,178,545
25,000 (d) Dormitory Authority of the State of New York, State Personal Income Tax
Revenue Bonds, Build America Taxable Bonds, Series 2010D, 5.600%,
3/15/40, (UB)
No Opt. Call 24,464,465
Dormitory Authority of the State of New York, State Personal Income Tax
Revenue Bonds, Tender Option Bond Trust 30020
:
2,000 (d)
3.746%, 3/15/40, 144A, (IF)
No Opt. Call 1,785,786
5,100 (c) Long Island Power Authority, New York, Electric System Revenue Bonds, Build
America Taxable Bond Series 2010B, 5.850%, 5/01/41
No Opt. Call 5,124,534
680 Metropolitan Transportation Authority, New York, Dedicated Tax Fund Bonds,
Build America Taxable Bonds, Series 2010C, 7.336%, 11/15/39
No Opt. Call 788,051
7,000 Metropolitan Transportation Authority, New York, Transportation Revenue
Bonds, Build America Taxable Bonds, Series 2009A-1, 5.871%, 11/15/39
No Opt. Call 6,682,250
2,090 Metropolitan Transportation Authority, New York, Transportation Revenue
Bonds, Build America Taxable Bonds, Series 2010B-1, 6.548%, 11/15/31
No Opt. Call 2,119,954
10,925 (c) Metropolitan Transportation Authority, New York, Transportation Revenue
Bonds, Federally Taxable Build America Bonds, Series 2010E, 6.814%,
11/15/40
No Opt. Call 11,283,643
11,390 (c) Metropolitan Transportation Authority, New York, Transportation Revenue
Bonds, Federally Taxable Issuer Subsidy Build America Bonds, Series 2010A,
6.668%, 11/15/39
No Opt. Call 11,622,171
5,610 Metropolitan Transportation Authority, New York, Transportation Revenue
Bonds, Taxable Green Climate Certified Series 2020C-2, 5.175%, 11/15/49
No Opt. Call 4,840,525
3,675 Monroe County Industrial Development Corporation, New York, Revenue
Bonds, Rochester Regional Health Project, Taxable Series 2020B, 4.600%,
12/01/46
No Opt. Call 2,726,546
New York City Industrial Development Agency, New York, Installment
Purchase and Lease Revenue Bonds, Queens Baseball Stadium Project, Series
2006
:
2,000
6.027%, 1/01/46 - AGM Insured
No Opt. Call 1,935,388
905
6.027%, 1/01/46 - AMBAC Insured, 144A
No Opt. Call 875,763
545 New York City Industrial Development Authority, New York, Rental Revenue
Bonds, Yankee Stadium Project, Taxable Series 2009, 11.000%, 3/01/29 -
AGM Insured, 144A
No Opt. Call 633,271
1,500 (c) New York City Municipal Water Finance Authority, New York, Water and
Sewer System Revenue Bonds, Second Generation Resolution, Build America
Taxable Bonds, Fiscal 2011 Series AA, 5.440%, 6/15/43
No Opt. Call 1,451,896

Nuveen Taxable Municipal Income Fund
(continued)
Portfolio of Investments
September 30, 2023
(Unaudited)

NBB
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
New York - 27.2% (18.8% of Total Investments) (continued)
$ 2,595 New York City Municipal Water Finance Authority, New York, Water and
Sewer System Revenue Bonds, Second Generation Resolution, Build America
Taxable Bonds, Series 2010DD, 5.952%, 6/15/42
No Opt. Call $ 2,656,271
2,025 New York City Municipal Water Finance Authority, New York, Water and
Sewer System Revenue Bonds, Second Generation Resolution, Build America
Taxable Bonds, Series 2010DD, 5.952%, 6/15/42, (UB)
No Opt. Call 2,072,812
New York City Municipal Water Finance Authority, New York, Water and Sewer
System Revenue Bonds, Second Generation Resolution, Taxable Tender
Option Bonds Trust T30001-2
:
3,595
5.822%, 6/15/44, 144A, (IF)
No Opt. Call 3,786,179
10,550 (c) New York City Transitional Finance Authority, New York, Building Aid Revenue
Bonds, Fiscal 2011 Taxable Build America Bond Series 2010S-1B, 6.828%,
7/15/40
No Opt. Call 11,327,403
10,000 (c) New York City Transitional Finance Authority, New York, Future Tax Secured
Bonds, Build America Taxable Bonds, Series 2010G-1, 5.467%, 5/01/40
No Opt. Call 9,545,731
Westchester County Health Care Corporation, New York, Senior Lien Revenue
Bonds,  Refunding Series 2010A
:
5,495
8.572%, 11/01/40
No Opt. Call 5,381,452
3,450
8.572%, 11/01/40
No Opt. Call 3,378,654
2,970 Westchester County Health Care Corporation, New York, Senior Lien Revenue
Bonds, Series 2010-C1, 8.572%, 11/01/40 - AGM Insured
No Opt. Call 3,464,917
Total New York 128,063,480
Ohio - 6.4% (4.4% of Total Investments)
American Municipal Power Inc., Ohio, Combined Hydroelectric Projects
Revenue Bonds, Build America Bond Series 2010B
:
6,350 (c)
7.834%, 2/15/41
No Opt. Call 7,458,704
1,000
8.084%, 2/15/50
No Opt. Call 1,254,014
1,500 American Municipal Power Inc., Ohio, Meldahl Hydroelectric Projects
Revenue Bonds, Build America Bond Series 2010B, 7.499%, 2/15/50
No Opt. Call 1,744,111
7,040 (c) American Municipal Power Ohio Inc., Prairie State Energy Campus Project
Revenue Bonds, Build America Bond Series 2009C, 6.053%, 2/15/43
No Opt. Call 7,093,075
1,700 Cincinnati City School District, Ohio, Certificates of Participation, School
Energy Conservation Improvement Project, Taxable Series 2012, 5.150%,
6/15/32
No Opt. Call 1,655,193
2,300 Columbus Regional Airport Authority, Ohio, Customer Facility Charge
Revenue Bonds, Taxable Series 2019, 4.199%, 12/15/48
12/29 at 100.00 1,763,461
10,575 Port of Greater Cincinnati Development Authority, Ohio, Special Obligation
Tax Increment Financing Revenue Bonds, Cooperative Township Public
Parking Project, Kenwood Collection Redevelopment, Refunding Senior Lien
Series 2016A, 6.600%, 1/01/39
1/26 at 100.00 8,957,844
Total Ohio 29,926,402
Oklahoma - 3.3% (2.3% of Total Investments)
18,200 Oklahoma Development Finance Authority, Health System Revenue Bonds,
OU Medicine Project, Taxable Series 2018D, 5.450%, 8/15/28
No Opt. Call 15,665,417
Total Oklahoma 15,665,417

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Oregon - 0.4% (0.3% of Total Investments)
$ 2,450 Port of Portland, Oregon, Portland International Airport Customer Facility
Charge Revenue Bonds, Taxable Series 2019, 4.237%, 7/01/49
7/29 at 100.00 $ 1,849,570
Total Oregon 1,849,570
Pennsylvania - 1.3% (0.9% of Total Investments)
1,915 Commonwealth Financing Authority, Pennsylvania, State Appropriation Lease
Bonds, Build America Taxable Bonds, Series 2009D, 6.218%, 6/01/39
No Opt. Call 1,977,718
1,640 Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Build America
Taxable Bonds, Series 2009A, 6.105%, 12/01/39
No Opt. Call 1,693,523
2,715 (c) Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Build America
Taxable Bonds, Series 2010B, 5.511%, 12/01/45
No Opt. Call 2,598,990
Total Pennsylvania 6,270,231
South Carolina - 3.3% (2.3% of Total Investments)
South Carolina Public Service Authority, Electric System Revenue Bonds,
Santee Cooper, Federally Taxable Build America Series 2010C
:
8,985
6.454%, 1/01/50, (UB)
No Opt. Call 9,210,140
2,000
6.454%, 1/01/50 - AGM Insured
No Opt. Call 2,085,616
1,550
6.454%, 1/01/50
No Opt. Call 1,588,839
205 South Carolina Public Service Authority, Electric System Revenue Bonds,
Santee Cooper, Federally Taxable Build America Tender Option Bond Trust
T30002, 7.520%, 1/01/50, 144A, (IF)
No Opt. Call 230,684
2,585 South Carolina Public Service Authority, Santee Cooper Revenue Obligations,
Refunding Series 2013C, 5.784%, 12/01/41 - AGM Insured
No Opt. Call 2,473,926
Total South Carolina 15,589,205
Tennessee - 4.4% (3.1% of Total Investments)
1,500 Jackson, Tennessee, Hospital Revenue Bonds, Jackson-Madison County
General Hospital Project, Series 2018B, 5.308%, 4/01/48
No Opt. Call 1,278,874
Memphis/Shelby County Economic Development Growth Engine Industrial
Development Board, Tennessee, Tax Increment Revenue Bonds, Graceland
Project, Senior Taxable Series 2017B
:
6,280
5.200%, 7/01/37
7/27 at 100.00 4,953,151
1,515
5.450%, 7/01/45
7/27 at 100.00 1,082,190
5,010 (c) Metropolitan Government Nashville & Davidson County Convention Center
Authority, Tennessee, Tourism Tax Revenue Bonds, Build America Taxable
Bonds, Series 2010A-2, 7.431%, 7/01/43
No Opt. Call 5,668,448
7,350 (c) Metropolitan Government Nashville & Davidson County Convention Center
Authority, Tennessee, Tourism Tax Revenue Bonds, Build America Taxable
Bonds, Subordinate Lien Series 2010B, 6.731%, 7/01/43
No Opt. Call 7,878,245
Total Tennessee 20,860,908
Texas - 9.8% (6.8% of Total Investments)
2,520 Dallas Area Rapid Transit, Texas, Sales Tax Revenue Bonds, Taxable Build
America Bonds, Series 2009B, 5.999%, 12/01/44
No Opt. Call 2,599,419
15,410 (c) Dallas Convention Center Hotel Development Corporation, Texas, Hotel
Revenue Bonds, Build America Taxable Bonds, Series 09B, 7.088%, 1/01/42
No Opt. Call 16,455,413
1,000 Fort Worth, Tarrant, Denton, Parker, Johnson, and Wise Counties, Texas,
Special Tax Revenue Bonds, Taxable Series 2017B, 4.238%, 3/01/47
9/24 at 100.00 773,573

Nuveen Taxable Municipal Income Fund
(continued)
Portfolio of Investments
September 30, 2023
(Unaudited)

NBB
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Texas - 9.8% (6.8% of Total Investments) (continued)
$ 2,315 Houston, Texas, Airport System Special Facilities Revenue Bonds,
Consolidated Rental Car Facility Project, Taxable Series 2001, 6.880%,
1/01/28 - NPFG Insured
No Opt. Call $ 2,374,961
10,285 (c) North Texas Tollway Authority, System Revenue Bonds, Taxble Build America
Bond Series 2009B, 6.718%, 1/01/49
No Opt. Call 11,608,155
San Antonio, Texas, Customer Facility Charge Revenue Bonds, Rental Car
Special Facilities Project, Series 2015
:
7,545
5.671%, 7/01/35
7/25 at 100.00 7,086,272
2,000
5.871%, 7/01/45
7/25 at 100.00 1,763,565
1,000 San Antonio, Texas, Electric and Gas System Revenue Bonds, Junior Lien,
Build America Taxable Bond Series 2010A, 5.808%, 2/01/41
No Opt. Call 1,006,583
10 San Antonio, Texas, Electric and Gas System Revenue Bonds, Series 2012,
4.427%, 2/01/42
No Opt. Call 8,747
Tarrant County Cultural Education Facilities Finance Corporation, Texas,
Hospital Revenue Bonds, Hendrick Medical Center, Taxable Series 2021
:
1,000
3.292%, 9/01/40 - AGM Insured
9/30 at 100.00 705,049
1,400
3.422%, 9/01/50 - AGM Insured
9/30 at 100.00 881,480
1,000 Texas Private Activity Bond Surface Transporation Corporation, Revenue
Bonds, NTE Mobility Partners LLC North Tarrant Express Managed Lanes
Project, Taxable Refunding Senior Lien Series 2019B, 3.922%, 12/31/49
No Opt. Call 756,121
Total Texas 46,019,338
Utah - 1.5% (1.0% of Total Investments)
8,500 Salt Lake County, Utah, Convention Hotel Revenue Bonds, Taxable Series
2019, 5.750%, 10/01/47, 144A
10/29 at 100.00 6,817,638
Total Utah 6,817,638
Virginia - 3.4% (2.3% of Total Investments)
1,840 Fredericksburg Economic Development Authority, Virginia, Revenue Bonds,
Fredericksburg Stadium Project, Taxable Series 2019A, 5.500%, 9/01/49,
144A
9/29 at 100.00 1,621,320
10,575 Tobacco Settlement Financing Corporation of Virginia, Tobacco Settlement
Asset Backed Bonds, Refunding Senior Lien Series 2007A, 6.706%, 6/01/46
6/25 at 100.00 8,761,013
5,495 Virginia Small Business Finance Authority, Tourism Development Financing
Program Revenue Bonds, Downtown Norfolk and Virginia Beach Oceanfront
Hotel Projects, Series 2018B, 12.000%, 4/01/48, 144A
4/28 at 117.16 5,364,352
Total Virginia 15,746,685
Washington - 6.9% (4.8% of Total Investments)
4,000 (d) Seattle, Washington, Municipal Light and Power Revenue Bonds, Federally
Taxable Build America Bonds, Tender Option Bond Trust 2016-XFT905,
Formerly Tender Option Bond Trust T0001, 9.015%, 2/01/40, 144A, (IF)
No Opt. Call 3,598,276
27,830 Washington State Convention Center Public Facilities District, Lodging Tax
Revenue Bonds, Build America Taxable Bond Series 2010B, 6.790%, 7/01/40
No Opt. Call 28,754,451
Total Washington 32,352,727
West Virginia - 3.0% (2.1% of Total Investments)
Tobacco Settlement Finance Authority, West Virginia, Tobacco Settlement
Asset-Backed Bonds, Taxable Refunding Class 1 Senior Series 2020A
:
8,500
4.006%, 6/01/40
12/30 at 100.00 6,460,798

Investments in Derivatives
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
West Virginia - 3.0% (2.1% of Total Investments) (continued)
$ 10,800
4.306%, 6/01/49
12/30 at 100.00 $ 7,848,640
Total West Virginia 14,309,438
Wisconsin - 0.8% (0.6% of Total Investments)
2,360 Fond du Lac County, Wisconsin, Revenue Bonds, Bug Tussel 1 LLC Project,
Taxable Social Series 2023, 6.434%, 11/01/52 - BAM Insured, 144A
11/33 at 100.00 2,343,725
2,000 Wisconsin Center District, Dedicated Tax Revenue Bonds, Supported by State
Moral Obligation Taxable Senior Series 2020A, 4.473%, 12/15/47 - AGM
Insured
12/30 at 100.00 1,611,455
Total Wisconsin 3,955,180
Total Municipal Bonds
(cost $721,785,009) 656,904,609
Total Long-Term Investments
(cost $721,785,009) 656,904,609
Principal
Amount (000) Description (a) Coupon Maturity Value
SHORT-TERM INVESTMENTS - 4.9% (3.4% of Total Investments)
X –
REPURCHASE AGREEMENTS - 4 .9% ( 3 .4 % of Total Investments) X 22,862,736
$ 1,153 Repurchase Agreement with Fixed Income Clearing
Corporation, dated 09/29/23, repurchase price $1,152,890,
collateralized by $1,634,700, U.S. Treasury Bond, 2.875%, due
05/15/52, value $1,175,835
1.600% 10/02/23 $ 1,152,736
21,710 Repurchase Agreement with Fixed Income Clearing
Corporation, dated 09/29/23, repurchase price $21,719,552,
collateralized by $27,796,100, U.S. Treasury Bond, 3.375%,
due 11/15/48, value $22,144,211
5.280% 10/02/23 21,710,000
Total Repurchase Agreements
(cost $22,862,736) 22,862,736
Total Short-Term Investments
(cost $22,862,736) 22,862,736
Total Investments (cost $ 744,647,745 ) - 144 .4% 679,767,345
Floating Rate Obligations - (7.8)% (36,810,000)
Reverse Repurchase Agreements, including accrued interest - (40.2)%(e) (189,059,403)
Other Assets & Liabilities, Net -   3.6% 16,824,842
Net Assets Applicable to Common Shares - 100% $ 470,722,784
Futures Contracts - Short
Description
Number of
Contracts
Expiration
Date
Notional
Amount Value
Unrealized
Appreciation
(Depreciation)
U.S. Treasury Ultra Bond (1,000) 12/23 $ (127,124,069) $ (118,687,500) $ 8,436,569
(a) All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.
(b) Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(c) Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in reverse repurchase agreements. As of the end of the reporting period, investments with a value of $217,317,356 have been pledged as collateral for reverse repurchase agreements.
(d) Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.
(e) Reverse Repurchase Agreements, including accrued interest as a percentage of Total investments is 27.8%.

Nuveen Taxable Municipal Income Fund
(continued)
Portfolio of Investments
September 30, 2023
(Unaudited)

NBB
144A Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
IF Inverse floating rate security issued by a tender option bond (“TOB”) trust, the interest rate on which varies inversely with the
Securities Industry Financial Markets Association (SIFMA) short-term rate, which resets weekly, or a similar short-term rate, and is reduced by the expenses related to the TOB trust.
UB Underlying bond of an inverse floating rate trust reflected as a financing transaction.
See Notes to Financial Statements

Statement of Assets and Liabilities
See Notes to Financial Statements

September 30, 2023 (Unaudited) NBB
ASSETS
Long-term investments, at value
†
$ 656,904,609
Short-term investments, at value
◊
22,862,736
Cash 42
Cash collateral at broker for investments in futures contracts
(1)
6,600,047
Receivables:
Interest 13,100,252
Deferred offering costs 305,053
Other 141,625
Total assets 699,914,364
LIABILITIES
Reverse repurchase agreements, including accrued interest 189,059,403
Floating rate obligations 36,810,000
Payables:
Dividends 1,957,315
Interest 366,912
Variation margin on futures contracts 375,000
Accrued expenses:
Custodian fees 42,552
Investor relations 11,984
Management fees 388,488
Trustees fees 78,982
Professional fees 24,145
Shareholder reporting expenses 20,754
Shelf offering costs 55,799
Other 246
Total liabilities 229,191,580
Commitments and contingencies
(2)
Net assets applicable to common shares $ 470,722,784
Common shares outstanding 29,394,752
Net asset value ("NAV") per common share outstanding $ 16 .01
NET ASSETS APPLICABLE TO COMMON SHARES CONSIST OF:
Common shares, $0.01 par value per share $ 293,948
Paid-in capital 540,234,227
Total distributable earnings (loss) (69,805,391)
Net assets applicable to common shares $ 470,722,784
Authorized shares:
Common Unlimited
†
Long-term investments, cost $ 721,785,009
◊
Short-term investments, cost $ 22,862,736
(1)
Cash pledged to collateralize the net payment obligations for investments in derivatives.
(2)
As disclosed in Notes to Financial Statements.

Statement of Operations
See Notes to Financial Statements

Six Months Ended September 30, 2023 (Unaudited) NBB
INVESTMENT INCOME
Interest $ 19,373,410
Total investment income 19,373,410
EXPENSES
–
Management fees 2,398,877
Shareholder servicing agent fees 90
Interest expense 5,988,948
Trustees fees 13,395
Custodian expenses 21,530
Investor relations expenses 16,915
Professional fees 51,583
Shareholder reporting expenses 38,119
Stock exchange listing fees 4,560
Other 13,234
Total expenses 8,547,251
Net investment income (loss) 10,826,159
REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) from:
Investments (497,452)
Futures contracts 16,311,151
Net realized gain (loss) 15,813,699
Change in unrealized appreciation (depreciation) on:
Investments (61,389,475)
Futures contracts 16,690,744
Change in net unrealized appreciation (depreciation) (44,698,731)
Net realized and unrealized gain (loss) (28,885,032)
Net increase (decrease) in net assets applicable to common shares from operations $ (18,058,873)

Statement of Changes in Net Assets
See Notes to Financial Statements

NBB
Unaudited
Six Months Ended
9/30/23
Year Ended
3/31/23
OPERATIONS
Net investment income (loss) $ 10,826,159 $ 27,593,470
Net realized gain (loss) 15,813,699 51,230,980
Change in net unrealized appreciation (depreciation) (44,698,731) (131,077,896)
Net increase (decrease) in net assets applicable to common shares from operations (18,058,873) (52,253,446)
DISTRIBUTIONS TO COMMON SHAREHOLDERS
Dividends (11,993,059) (33,333,983)
Total distributions (11,993,059) (33,333,983)
CAPITAL SHARE TRANSACTIONS
Common shares:
Proceeds from shelf offering, net of offering costs (2,684) 14,065,606
Reinvestments of distributions — 212,304
Net increase (decrease) applicable to common shares from capital share transactions (2,684) 14,277,910
Net increase (decrease) in net assets applicable to common shares (30,054,616) (71,309,519)
Net assets applicable to common shares at the beginning of the period 500,777,400 572,086,919
Net assets applicable to common shares at the end of the period $ 470,722,784 $ 500,777,400

Statement of Cash Flows
See Notes to Financial Statements

The following table provides a reconciliation of cash and cash collateral at brokers to the Statement of Assets and Liabilities:
Six Months Ended September 30, 2023 (Unaudited)
NBB
CASH FLOWS FROM OPERATING ACTIVITIES
Net Increase (Decrease) in Net Assets Applicable to Common Shares from Operations $ (18,058,873)
Adjustments to reconcile the net increase (decrease) in net assets applicable to common shares from operations to net cash provided by (used in)
operating activities:
Purchases of investments (17,600,796)
Proceeds from sale and maturities of investments 3,560,025
Proceeds from (Purchase of) short-term investments, net (17,210,193)
Amortization (Accretion) of premiums and discounts, net 1,095,823
(Increase) Decrease in:
Receivable for interest (149,157)
Receivable for investments sold 1,037,849
Other assets (70,410)
Increase (Decrease) in:
Payable for interest 518,627
Payable for investments purchased - regular settlement (4,362,043)
Payable for variation margin on futures contracts (1,443,094)
Accrued custodian fees (36,640)
Accrued investor relations fees 385
Accrued management fees (18,973)
Accrued Trustees fees 9,165
Accrued professional fees (3,205)
Accrued shareholder reporting expenses (16,830)
Accrued shareholder servicing agent fees (14)
Accrued shelf offering costs (33,176)
Accrued other expenses (8,897)
Net realized (gain) loss from investments 497,452
Net realized (gain) loss from paydowns 49,481
Net change in unrealized (appreciation) depreciation of investments 61,389,475
Net cash provided by (used in) operating activities 9,145,981
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from reverse repurchase agreements 373,900,000
(Repayments of) reverse repurchase agreements (373,900,000)
Proceeds from shelf offering 1
Increase (Decrease) in:
Cash overdraft (115,550)
Cash distributions paid to common shareholders (12,104,333)
Net cash provided by (used in) financing activities (12,219,882)
Net increase (decrease) in Cash and Cash Collateral at Brokers (3,073,901)
Cash and cash collateral at brokers at the beginning of period 9,673,990
Cash and Cash Collateral at Brokers at the end of period $ 6,600,089
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION NBB
Cash paid for interest
$ 5,470,321
NBB
Cash $ 42
Cash collateral at broker for investments in futures contracts 6,600,047
Total cash and cash collateral at b rokers $ 6,600,089

Financial Highlights

Ratios of Interest
Expense to
Average Net Assets
Applicable
to Common Shares
NBB
9/30/23(c)
2.43%(d)
3/31/23
1.57
3/31/22
0.32
3/31/21
0.39
3/31/20
0.85
3/31/19
0.63
The following data is for a common share outstanding for each fiscal year end unless otherwise noted:
Investment Operations
Less Distributions to
Common Shareholders Common Share
Common
Share
Net Asset
Value,
Beginning
of Period
Net
Investment
Income (NII)
(Loss)
Net
Realized/
Unrealized
Gain (Loss) Total
From
NII
From Net
Realized
Gains
Return of
Capital Total
Shelf
Offering
Costs
Premium
per
Share
Sold
through
Shelf
Offering
Net Asset
Value,
End of
Period
Share
Price,
End of
Period
NBB
9/30/23(c) $ 17.04 $ 0.37 $ (0.99) $ (0.62) $ (0.41) $ — $ — $ (0.41) $ — $ — $ 16.01 $ 14.53
3/31/23 20.00 0.95 (2.78) (1.83) (1.14) — — (1.14) — 0.01 17.04 16.12
3/31/22 22.11 1.23 (2.07) (0.84) (1.28) — — (1.28) —(e) 0.01 20.00 19.99
3/31/21 19.89 1.18 2.16 3.34 (1.13) — — (1.13) —(e) 0.01 22.11 22.59
3/31/20 21.35 1.11 (1.39) (0.28) (1.17) — (0.01) (1.18) — — 19.89 19.15
3/31/19 21.96 1.08 (0.45) 0.63 (1.24) — — (1.24) — — 21.35 20.52
(a) Percentage is not annualized.
(b) • Net Investment Income (Loss) ratios reflect income earned and expenses incurred on assets attributable to borrowings and/or reverse repurchase agreements (as described in Notes to Financial Statements), where applicable.
• The expense ratios reflect, among other things, all interest expense and other costs related to borrowings and/or reverse repurchase agreements (as described in Notes to Financial Statements) and/or the interest expense deemed to have been paid by the Fund on the floating rate certificates issued by the special purpose trusts for the self-deposited inverse floaters held by the Fund (as described in Notes to Financial Statements), where applicable, as follows:

See Notes to Financial Statements

Common Share Supplemental Data/
Ratios Applicable to Common Shares
Common Share
Total Returns
Ratios to Average
Net Assets
Based
on
Net Asset
Value(a)
Based
on
Share
Price(a)
Net
Assets,
End of
Period (000) Expenses(b)
Net
Investment
Income
(Loss)(b)
Portfolio
Turnover
Rate
(3.72) % (7.45) % $ 470,723 3.47% (d) 4.40% (d) 1%
(8.98) (13.68) 500,777 2.63 5.46 5
(4.26) (6.31) 572,087 1.31 5.46 1
16.99 24.16 613,164 1.37 5.36 9
(1.74) (1.44) 544,173 1.83 5.05 16
3.06 4.97 584,098 1.64 5.12 4
(c) Unaudited.
(d) Annualized.
(e) Value rounded to zero.

Notes to Financial Statements
(Unaudited)
1. General Information
Fund Information:
The fund covered in this report and its corresponding New York Stock Exchange (“NYSE”) symbol is Nuveen Taxable Municipal
Income Fund (NBB) (the “Fund”).The Fund is registered under the Investment Company Act of 1940 (the “1940 Act”), as amended, as a diversified, closed-end management investment company. The Fund was organized as a Massachusetts business trust on December 4, 2009.
Current Fiscal Period:
The end of the reporting period for the Fund is September 30, 2023, and the period covered by these Notes to Financial
Statements is the six months ended September 30, 2023 (the "current fiscal period").
Investment Adviser and Sub-Adviser:
The Fund’s investment adviser is Nuveen Fund Advisors, LLC (the “Adviser”), a subsidiary of Nuveen, LLC
(“Nuveen”). Nuveen is the investment management arm of Teachers Insurance and Annuity Association of America (TIAA). The Adviser has overall responsibility for management of the Fund, oversees the management of the Fund's portfolio, manages the Fund’s business affairs and provides certain clerical, bookkeeping and other administrative services, and, if necessary, asset allocation decisions. The Adviser has entered into a  sub-
advisory agreement with Nuveen Asset Management, LLC, (the “Sub-Adviser”), a subsidiary of the Adviser, under which the Sub-Adviser manages the investment portfolio of the Fund.
Developments Regarding the Fund's Control Share By-Law:
On October 5, 2020, the Fund and certain other closed-end funds in the Nuveen fund complex amended their by-laws. Among other things, the amended by-laws included provisions pursuant to which, in summary, a shareholder who obtains beneficial ownership of common shares in a Control Share Acquisition (as defined in the by-laws) shall have the same voting rights as other common shareholders only to the extent authorized by the other disinterested shareholders (the “Control Share By-Law”). On January 14, 2021, a
shareholder of certain Nuveen closed-end funds filed a civil complaint in the U.S. District Court for the Southern District of New York (the “District
Court”) against certain Nuveen funds and their trustees, seeking a declaration that such funds’ Control Share By-Laws violate the 1940 Act, rescission of such fund’s Control Share By-Laws and a permanent injunction against such funds applying the Control Share By-Laws. On February 18, 2022, the District Court granted judgment in favor of the plaintiff’s claim for rescission of such funds’ Control Share By-Laws and the plaintiff’s declaratory judgment claim, and declared that such funds’ Control Share By-Laws violate Section 18( i ) of the 1940 Act. Following review of the judgment of the District Court, on February 22, 2022, the Fund's Board of Trustees (the "Board") amended the Fund’s bylaws to provide that the Fund's Control
Share By-Law shall be of no force and effect for so long as the judgment of the District Court is effective and that if the judgment of the District Court is reversed, overturned, vacated, stayed, or otherwise nullified, the Fund's Control Share By-Law will be automatically reinstated and apply to any beneficial owner of common shares acquired in a Control Share Acquisition, regardless of whether such Control Share Acquisition occurs before or after such reinstatement, for the duration of the stay or upon issuance of the mandate reversing, overturning, vacating or otherwise nullifying the judgment of the District Court. On February 25, 2022, the Board and the Fund appealed the District Court’s decision to the U.S. Court of Appeals for the Second Circuit.
2. Significant Accounting Policies
The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America
(“U.S. GAAP”), which may require the use of estimates made by management and the evaluation of subsequent events. Actual results may differ from those estimates. The Fund is an investment company and follows accounting guidance in the Financial Accounting Standards Board (“FASB”)
Accounting Standards Codification 946, Financial Services – Investment Companies. The net asset value (“NAV”) for financial reporting purposes may differ from the NAV for processing security and shareholder transactions. The NAV for financial reporting purposes includes security and shareholder transactions through the date of the report. Total return is computed based on the NAV used for processing security and shareholder transactions. The following is a summary of the significant accounting policies consistently followed by the Fund.
Compensation:
The Fund pays no compensation directly to those of its officers, all of whom receive remuneration for their services to the Fund from the Adviser or its affiliates. The Board has adopted a deferred compensation plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from certain Nuveen-advised funds. Under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of select Nuveen-advised funds.
Distributions to Common Shareholders:
Distributions to common shareholders are recorded on the ex-dividend date. The amount, character and timing of distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP.
Indemnifications:
Under the Fund’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts that provide general indemnifications to other parties. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.
Investments and Investment Income:
Securities transactions are accounted for as of the trade date for financial reporting purposes. Realized gains and losses on securities transactions are based upon the specific identification method. Investment income is comprised of interest income, which is recorded on an accrual basis and includes accretion of discounts and amortization of premiums for financial reporting purposes. Investment income also reflects payment-in-kind (“PIK”) interest and paydown gains and losses, if any. PIK interest represents income received in the form of securities in lieu of cash.

Netting Agreements:
In the ordinary course of business, the Fund may enter into transactions subject to enforceable master repurchase agreements, International Swaps and Derivatives Association, Inc. (ISDA) master agreements or other similar arrangements (“netting agreements”).
Generally, the right to offset in netting agreements allows the Fund to offset certain securities and derivatives with a specific counterparty, when applicable, as well as any collateral received or delivered to that counterparty based on the terms of the agreements. Generally, the Fund manages its cash collateral and securities collateral on a counterparty basis. With respect to certain counterparties, in accordance with the terms of the netting agreements, collateral posted to the Fund is held in a segregated account by the Fund's custodian and/or with respect to those amounts which can be sold or repledged , are presented in the Fund's Portfolio of Investments or Statements of Assets and Liabilities.
The Fund’s investments subject to netting agreements as of the end of the reporting period, if any, are further described later in these Notes to
Financial Statements.
New Accounting Pronouncement:
In March 2020, FASB issued Accounting Standards Update (“ASU”) 2020-04, Reference Rate Reform: Facilitation
of the Effects of Reference Rate Reform on Financial Reporting. The main objective of the new guidance is to provide relief to companies that will be impacted by the expected change in benchmark interest rates, when participating banks will no longer be required to submit London Interbank
Offered Rate (LIBOR) quotes by the UK Financial Conduct Authority (FCA). The new guidance allows companies to, provided the only change to existing contracts are a change to an approved benchmark interest rate, account for modifications as a continuance of the existing contract without additional analysis. For new and existing contracts, the Fund may elect to apply the amendments as of March 12, 2020 through December 31,
2022. In December 2022, FASB deferred ASU 2022-04 and issued ASU 2022-06, Reference Rate Reform: Deferral of the Sunset Date of Topic 848,
which extends the application of the amendments through December 31, 2024. Management has not yet elected to apply the amendments, is continuously evaluating the potential effect a discontinuation of LIBOR could have on the Fund's investments and has currently determined that it is unlikely the ASU’s adoption will have a significant impact on the Fund’s financial statements and various filings.
3. Investment Valuation and Fair Value Measurements
The Fund's investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Adviser, subject to oversight of the Board. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability.
Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Fund's major classifications of assets and liabilities measured at fair value follows:
Prices of fixed-income securities are generally provided by pricing services approved by the Adviser, which is subject to review by the Adviser and oversight of the Board. Pricing services establish a security’s fair value using methods that may include consideration of the following: yields or prices of investments of comparable quality, type of issue, coupon, maturity and rating, market quotes or indications of value from security dealers, evaluations of anticipated cash flows or collateral, general market conditions and other information and analysis, including the obligor’s credit characteristics considered relevant. In pricing certain securities, particularly less liquid and lower quality securities, pricing services may consider information about a security, its issuer or market activity provided by the Adviser. These securities are generally classified as Level 2.
Repurchase agreements are valued at contract amount plus accrued interest, which approximates market value. These securities are generally classified as Level 2.
Futures contracts are valued using the closing settlement price or, in the absence of such a price, the last traded price and are generally classified as
Level 1.
For any portfolio security or derivative for which market quotations are not readily available or for which the Adviser deems the valuations derived using the valuation procedures described above not to reflect fair value, the Adviser will determine a fair value in good faith using alternative procedures approved by the Adviser, subject to the oversight of the Board. As a general principle, the fair value of a security is the amount that the owner might reasonably expect to receive for it in a current sale. A variety of factors may be considered in determining the fair value of such securities, which may include consideration of the following: yields or prices of investments of comparable quality, type of issue, coupon, maturity and rating, market quotes or indications of value from security dealers, evaluations of anticipated cash flows or collateral, general market conditions and other information and analysis, including the obligor’s credit characteristics considered relevant. To the extent the inputs are observable and timely, the values would be classified as Level 2; otherwise they would be classified as Level 3.
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:

Notes to Financial Statements
(Unaudited) (continued)
The Fund holds liabilities in floating rate obligations, which are not reflected in the table above. The fair values of the Fund’s liabilities for floating rate obligations approximate their liquidation values. Floating rate obligations are generally classified as Level 2 and further described in these Notes to Financial Statements.
4. Portfolio Securities
Inverse Floating Rate Securities:
The Fund is authorized to invest in inverse floating rate securities. An inverse floating rate security is created by depositing a municipal bond (referred to as an “Underlying Bond”), typically with a fixed interest rate, into a special purpose tender option bond (“TOB”) trust (referred to as the “TOB Trust”) created by or at the direction of one or more Funds. In turn, the TOB Trust issues (a) floating rate certificates (referred to as “Floaters”), in face amounts equal to some fraction of the Underlying Bond’s par amount or market value, and (b)
an inverse floating rate certificate (referred to as an “Inverse Floater”) that represents all remaining or residual interest in the TOB Trust. Floaters typically pay short-term tax-exempt interest rates to third parties who are also provided a right to tender their certificate and receive its par value, which may be paid from the proceeds of a remarketing of the Floaters, by a loan to the TOB Trust from a third party liquidity provider (“Liquidity
Provider”), or by the sale of assets from the TOB Trust. The Inverse Floater is issued to a long term investor, such as the Fund. The income received by the Inverse Floater holder varies inversely with the short-term rate paid to holders of the Floaters, and in most circumstances the Inverse Floater holder bears substantially all of the Underlying Bond’s downside investment risk and also benefits disproportionately from any potential appreciation of the Underlying Bond’s value. The value of an Inverse Floater will be more volatile than that of the Underlying Bond because the interest rate is dependent on not only the fixed coupon rate of the Underlying Bond but also on the short-term interest paid on the Floaters, and because the
Inverse Floater essentially bears the risk of loss (and possible gain) of the greater face value of the Underlying Bond.
The Inverse Floater held by the Fund gives the Fund the right to (a) cause the holders of the Floaters to tender their certificates at par (or slightly more than par in certain circumstances), and (b) have the trustee of the TOB Trust (the “Trustee”) transfer the Underlying Bond held by the TOB Trust to the Fund, thereby collapsing the TOB Trust.
The Fund may acquire an Inverse Floater in a transaction where it (a) transfers an Underlying Bond that it owns to a TOB Trust created by a third party or (b) transfers an Underlying Bond that it owns, or that it has purchased in a secondary market transaction for the purpose of creating an Inverse
Floater, to a TOB Trust created at its direction, and in return receives the Inverse Floater of the TOB Trust (referred to as a “self-deposited Inverse
Floater”). The Fund may also purchase an Inverse Floater in a secondary market transaction from a third party creator of the TOB Trust without first owning the Underlying Bond (referred to as an “externally-deposited Inverse Floater”).
An investment in a self-deposited Inverse Floater is accounted for as a “financing” transaction (i.e., a secured borrowing). For a self-deposited
Inverse Floater, the Underlying Bond deposited into the TOB Trust is identified in the Fund’s Portfolio of Investments as “(UB) – Underlying bond of an inverse floating rate trust reflected as a financing transaction,” with the Fund recognizing as liabilities, labeled “Floating rate obligations” on the
Statement of Assets and Liabilities, (a) the liquidation value of Floaters issued by the TOB Trust, and (b) the amount of any borrowings by the TOB
Trust from a Liquidity Provider to enable the TOB Trust to purchase outstanding Floaters in lieu of a remarketing. In addition, the Fund recognizes in
“Investment Income” the entire earnings of the Underlying Bond, and recognizes (a) the interest paid to the holders of the Floaters or on the TOB
Trust’s borrowings, and (b) other expenses related to remarketing, administration, trustee, liquidity and other services to a TOB Trust, as a component of “Interest expense” on the Statement of Operations. Earnings due from the Underlying Bond and interest due to the holders of the Floaters as of the end of the reporting period are recognized as components of “Receivable for interest” and “Payable for interest” on the Statement of Assets and Liabilities, respectively.
In contrast, an investment in an externally-deposited Inverse Floater is accounted for as a purchase of the Inverse Floater and is identified in the
Fund’s Portfolio of Investments as “(IF) – Inverse floating rate investment.” For an externally-deposited Inverse Floater, a Fund’s Statement of Assets and Liabilities recognizes the Inverse Floater and not the Underlying Bond as an asset, and the Fund does not recognize the Floaters, or any related borrowings from a Liquidity Provider, as a liability. Additionally, the Fund reflects in “Investment Income” only the net amount of earnings on the
Inverse Floater (net of the interest paid to the holders of the Floaters or the Liquidity Provider as lender, and the expenses of the Trust), and does not show the amount of that interest paid or the expenses of the TOB Trust as described above as interest expense on the Statement of Operations.
Fees paid upon the creation of a TOB Trust for self-deposited Inverse Floaters and externally-deposited Inverse Floaters are recognized as part of the cost basis of the Inverse Floater and are capitalized over the term of the TOB Trust.
NBB
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Municipal Bonds $ – $ 656,904,609 $ – $ 656,904,609
Short-Term Investments:
Repurchase Agreements – 22,862,736 – 22,862,736
Investments in Derivatives:
Futures Contracts* 8,436,569 – – 8,436,569
Total $ 8,436,569 $ 679,767,345 $ – $ 688,203,914
* Represents net unrealized appreciation (depreciation) as reported in Fund's Portfolio of Investments.

As of the end of the reporting period, the aggregate value of Floaters issued by the Fund’s TOB Trust for self-deposited Inverse Floaters and externally-deposited Inverse Floaters was as follows:
During the current fiscal period, the average amount of Floaters (including any borrowings from a Liquidity Provider) outstanding, and the average annual interest rates and fees related to self-deposited Inverse Floaters, were as follows:
TOB Trusts are supported by a liquidity facility provided by a Liquidity Provider pursuant to which the Liquidity Provider agrees, in the event that
Floaters are (a) tendered to the Trustee for remarketing and the remarketing does not occur, or (b) subject to mandatory tender pursuant to the terms of the TOB Trust agreement, to either purchase Floaters or to provide the Trustee with an advance from a loan facility to fund the purchase of
Floaters by the TOB Trust. In certain circumstances, the Liquidity Provider may otherwise elect to have the Trustee sell the Underlying Bond to retire the Floaters that were tendered and not remarketed prior to providing such a loan. In these circumstances, the Liquidity Provider remains obligated to provide a loan to the extent that the proceeds of the sale of the Underlying Bond are not sufficient to pay the purchase price of the Floaters.
The size of the commitment under the loan facility for a given TOB Trust is at least equal to the balance of that TOB Trust’s outstanding Floaters plus any accrued interest. In consideration of the loan facility, fee schedules are in place and are charged by the Liquidity Provider(s). Any loans made by the Liquidity Provider will be secured by the purchased Floaters held by the TOB Trust. Interest paid on any outstanding loan balances will be effectively borne by the Fund that owns the Inverse Floaters of the TOB Trust that has incurred the borrowing and may be at a rate that is greater than the rate that would have been paid had the Floaters been successfully remarketed.
As described above, any amounts outstanding under a liquidity facility are recognized as a component of “Floating rate obligations” on the
Statement of Assets and Liabilities by the Fund holding the corresponding Inverse Floaters issued by the borrowing TOB Trust. As of the end of the reporting period, there were no loans outstanding under such facilities.
The Fund may also enter into shortfall and forbearance agreements (sometimes referred to as a “recourse arrangement”) (TOB Trusts involving such agreements are referred to herein as “Recourse Trusts”), under which a Fund agrees to reimburse the Liquidity Provider for the Trust’s Floaters, in certain circumstances, for the amount (if any) by which the liquidation value of the Underlying Bond held by the TOB Trust may fall short of the sum of the liquidation value of the Floaters issued by the TOB Trust plus any amounts borrowed by the TOB Trust from the Liquidity Provider, plus any shortfalls in interest cash flows. Under these agreements, a Fund’s potential exposure to losses related to or on an Inverse Floater may increase beyond the value of the Inverse Floater as a Fund may potentially be liable to fulfill all amounts owed to holders of the Floaters or the Liquidity
Provider. Any such shortfall amount in the aggregate is recognized as “Unrealized depreciation on Recourse Trusts” on the Statement of Assets and
Liabilities.
As of the end of the reporting period, the Fund's maximum exposure to the Floaters issued by Recourse Trusts for self-deposited Inverse Floaters and externally-deposited Inverse Floaters was as follows:
Repurchase Agreements:
In connection with transactions in repurchase agreements, it is the Fund's policy that its custodian take possession of the underlying collateral securities, the fair value of which exceeds the principal amount of the repurchase transaction, including accrued interest, at all times. If the counterparty defaults, and the fair value of the collateral declines, realization of the collateral may be delayed or limited.
The following table presents the repurchase agreements for the Fund that are subject to netting agreements as of the end of the reporting period, and the collateral delivered related to those repurchase agreements.
Fund
Floating Rate
Obligations: Self-
Deposited
Inverse Floaters
Floating Rate
Obligations:
Externally-Deposited
Inverse Floaters Total
NBB
$ 36,810,000 $ 103,190,000 $ 140,000,000
Fund
Average Floating
Rate Obligations
Outstanding
Average Annual
Interest Rate
And Fees
NBB
$ 36,810,000 3.84%
Fund
Maximum Exposure
to Recourse Trusts:
Self-Deposited
Inverse Floaters
Maximum Exposure
to Recourse Trusts:
Externally-Deposited
Inverse Floaters Total
NBB
$ 36,810,000 $ 103,190,000 $ 140,000,000
Fund Counterparty
Short-term
Investments,
at Value
Collateral
Pledged (From)
Counterparty
NBB Fixed Income Clearing Corporation $ 22,862,736 $ (23,320,046)

Notes to Financial Statements
(Unaudited) (continued)
Zero Coupon Securities:
A zero coupon security does not pay a regular interest coupon to its holders during the life of the security. Income to the holder of the security comes from accretion of the difference between the original purchase price of the security at issuance and the par value of the security at maturity and is effectively paid at maturity. The market prices of zero coupon securities generally are more volatile than the market prices of securities that pay interest periodically.
Purchases and Sales:
Long-term purchases and sales during the current fiscal period were as follows:
The Fund may purchase securities on a when-issued or delayed-delivery basis. Securities purchased on a when-issued or delayed-delivery basis may have extended settlement periods; interest income is not accrued until settlement date. Any securities so purchased are subject to market fluctuation during this period. If the Fund has outstanding when-issued/delayed-delivery purchases commitments as of the end of the reporting period, such amounts are recognized on the Statement of Assets and Liabilities.
5. Derivative Investments
The Fund is authorized to invest in certain derivative instruments. As defined by U.S. GAAP, a derivative is a financial instrument whose value is derived from an underlying security price, foreign exchange rate, interest rate, index of prices or rates, or other variables. Investments in derivatives as of the end of and/or during the current fiscal period, if any, are included within the Statement of Assets and Liabilities and the Statement of
Operations, respectively.
Futures Contracts:
During the current fiscal period, the Fund managed the duration of its portfolio by shorting interest rate futures contracts.
A futures contract is an agreement between two parties to buy and sell a financial instrument for a set price on a future date. Upon execution of a futures contract, the Fund is obligated to deposit cash or eligible securities, also known as “initial margin,” into an account at its clearing broker equal to a specified percentage of the contract amount. Securities deposited for initial margin, if any, are identified in the Portfolio of Investments and cash deposited for initial margin, if any, is reflected on the Statement of Assets and Liabilities.
During the period the futures contract is open, changes in the market value of the contract are recognized as an unrealized gain or loss by “marking-
to-market” on a daily basis. The Fund and the clearing broker are obligated to settle monies on a daily basis representing the changes in the value of the contracts. These daily cash settlements are known as “variation margin” and is recognized on the Statement of Assets and Liabilities as a receivable or payable for variation margin on futures contracts. When the contract is closed or expired, the Fund records a realized gain or loss equal to the difference between the value of the contract on the closing date and value of the contract when originally entered into. The net realized gain or loss and the change in unrealized appreciation (depreciation) on futures contracts held during the period is included on the Statement of
Operations.
Risks of investments in futures contracts include the possible adverse movement in the price of the securities or indices underlying the contracts, the possibility that there may not be a liquid secondary market for the contracts and/or that a change in the value of the contract may not correlate with a change in the value of the underlying securities or indices.
The average notional amount of futures contracts outstanding during the current fiscal period was as follows:
As of the end of the reporting period, the Fund invested in derivative contracts which are reflected in the Statement of Assets and Liabilities as follows:
Fund
Non-U.S.
Government
Purchases
Non-U.S.
Government Sales
and Maturities
NBB
$ 17,600,796 $ 3,560,025
Fund
Average Notional Amount of Futures
Contracts Outstanding
*
NBB $ 164,708,185
* The average notional amount is calculated based on the absolute aggregate notional amount of contracts outstanding at the beginning of the current fiscal period and at the end of each fiscal quarter within the current fiscal period.
Asset Derivatives Liability Derivatives
Derivative Instrument Risk Exposure Location Value Location Value
NBB
Futures Contracts Interest rate Unrealized
appreciation on
futures contracts
*
$ 8,436,569 - $ –
1 1 1 1 1 1 1 1
* The fair value presented includes cumulative gain (loss) on open futures contracts; however, the value reflected in the accompanying Statements of Assets and
Liabilities is only the receivable or payable for variation margin on open futures contacts.

During the current fiscal period, the effect of derivative contracts on the Fund’s Statement of Operations was as follows:
Market and Counterparty Credit Risk:
In the normal course of business the Fund may invest in financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the other party to the transaction to perform
(counterparty credit risk). The potential loss could exceed the value of the financial assets recorded on the financial statements. Financial assets, which potentially expose the Fund to counterparty credit risk, consist principally of cash due from counterparties on forward, option and swap transactions, when applicable. The extent of the Fund’s exposure to counterparty credit risk in respect to these financial assets approximates their carrying value as recorded on the Statement of Assets and Liabilities.
The Fund helps manage counterparty credit risk by entering into agreements only with counterparties the Adviser believes have the financial resources to honor their obligations and by having the Adviser monitor the financial stability of the counterparties. Additionally, counterparties may be required to pledge collateral daily (based on the daily valuation of the financial asset) on behalf of the Fund with a value approximately equal to the amount of any unrealized gain above a pre-determined threshold. Reciprocally, when the Fund has an unrealized loss, the Fund has instructed the custodian to pledge assets of the Fund as collateral with a value approximately equal to the amount of the unrealized loss above a pre-determined threshold. Collateral pledges are monitored and subsequently adjusted if and when the valuations fluctuate, either up or down, by at least the pre-determined threshold amount.
6. Fund Shares
Common Shares Equity Shelf Programs and Offering Costs:
The Fund has filed a registration statement with the SEC authorizing the Fund to issue additional common shares through one or more equity shelf programs (“Shelf Offering”), which became effective with the SEC during prior fiscal periods.
Under this Shelf Offering, the Fund, subject to market conditions, may raise additional equity capital by issuing additional common shares from time to time in varying amounts and by different offering methods at a net price at or above the Fund’s NAV per common share. In the event the Fund’s
Shelf Offering registration statement is no longer current, the Fund may not issue additional common shares until a post-effective amendment to the registration statement has been filed with the SEC.
Maximum aggregate offering, common shares sold and offering proceeds, net of offering costs under the Fund’s Shelf Offering during the Fund’s current fiscal period were as follows:
Costs incurred by the Fund in connection with its initial shelf registration are recorded as a prepaid expense and recognized as “Deferred offering costs” on the Statement of Assets and Liabilities. These costs are amortized pro rata as common shares are sold and are recognized as a component of “Proceeds from shelf offering, net of offering costs” on the Statement of Changes in Net Assets. Any deferred offering costs remaining one year after effectiveness of the initial shelf registration will be expensed. Costs incurred by the Fund to keep the shelf registration current are expensed as incurred and recognized as a component of “Other expenses” on the Statement of Operations.
Common Shares Transactions:
Transactions in common shares during the Fund’s current and prior fiscal period, where applicable were as follows:
Derivative Instrument Risk Exposure
Net Realized Gain
(Loss)
Change in
Unrealized
Appreciation
(Depreciation)
NBB
Futures contracts Interest rate $ 16,311,151 $ 16,690,744
NBB
Six Months
Ended
9/30/23
Year Ended
3/31/23
Maximum aggregate offering $– $162,000,000
Common shares sold – 772,413
Offering proceeds, net of offering costs $(2,683) $14,065,606
NBB
Six Months
Ended
9/30/23
Year Ended
3/31/23
Common Shares:
Sold through shelf offering — 772,413
Issued to shareholders due to reinvestment of distributions — 11,822
Total — 784,235
Weighted average common share:
Premium to NAV per shelf offering common share sold –% 1.65%

Notes to Financial Statements
(Unaudited) (continued)
7. Income Tax Information
The Fund intends to distribute substantially all of its net investment income and net capital gains to shareholders and otherwise comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies. Therefore, no federal income tax provision is required.
The Fund files income tax returns in U.S. federal and applicable state and local jurisdictions. A Fund's federal income tax returns are generally subject to examination for a period of three fiscal years after being filed. State and local tax returns may be subject to examination for an additional period of time depending on the jurisdiction. Management has analyzed the Fund's tax positions taken for all open tax years and has concluded that no provision for income tax is required in the Fund's financial statements.
As of the end of the reporting period, the aggregate cost and the net unrealized appreciation/(depreciation) of all investments for federal income tax purposes were as follows:
For purposes of this disclosure, tax cost generally includes the cost of portfolio investments as well as up-front fees or premiums exchanged on derivatives and any amounts unrealized for income statement reporting but realized income and/or capital gains for tax reporting, if applicable.
As of prior fiscal period end, the components of accumulated earnings on a tax basis were as follows:
As of prior fiscal period end, the Fund had capital loss carryforwards, which will not expire:
8. Management Fees and Other Transactions with Affiliates
Management Fees:
The Fund’s management fee compensates the Adviser for overall investment advisory and administrative services and general office facilities. The Sub-Adviser is compensated for its services to the Fund from the management fees paid to the Adviser.
The Fund’s management fee consists of two components – a fund-level fee, based only on the amount of assets within the Fund, and a complex-
level fee, based on the aggregate amount of all eligible fund assets managed by the Adviser. This pricing structure enables Fund’s shareholders to benefit from growth in the assets within the Fund as well as from growth in the amount of complex-wide assets managed by the Adviser.
The annual fund-level fee, payable monthly, is calculated according to the following schedules:
Fund
Tax Cost
Gross Unrealized
Appreciation
Gross
Unrealized
(Depreciation)
Net
Unrealized
Appreciation
(Depreciation)
NBB
$ 726,965,886 $ 10,872,062 $ (86,444,285) $ (75,572,223)
Fund
Undistributed
Ordinary
Income
Undistributed
Long-Term
Capital Gains
Unrealized
Appreciation
(Depreciation)
Capital Loss
Carryforwards
Late-Year Loss
Deferrals
Other
Book-to-Tax
Differences Total
NBB
$ 753,731 $ — $ (13,071,346) $ (24,309,292) $ — $ (3,126,552) $ (39,753,459)
Fund
Short-Term Long-Term Total
NBB
1
$ — $ 24,309,292 $ 24,309,292
1
A portion of NBB's capital loss carryforwards is subject to limitation under the Internal Revenue Code and related regulations.
Average Daily Managed Assets* Fund-Level Fee Rate
For the first $125 million 0.4500%
For the next $125 million 0.4375
For the next $250 million 0.4250
For the next $500 million 0.4125
For the next $1 billion 0.4000
For the next $3 billion 0.3750
For managed assets over $5 billion 0.3625

The annual complex-level fee, payable monthly, is calculated by multiplying the current complex-wide fee rate, determined according to the following schedule by the Fund’s daily managed assets:
* For the complex-level fees, managed assets include closed-end fund assets managed by the Adviser that are attributable to certain types of leverage. For these purposes, leverage includes the funds’ use of preferred stock and borrowings and certain investments in the residual interest certificates (also called inverse floating rate securities) in tender option bond (TOB) trusts, including the portion of assets held by a TOB trust that has been effectively financed by the trust’s issuance of floating rate securities, subject to an agreement by the Adviser as to certain funds to limit the amount of such assets for determining managed assets in certain circumstances. The complex-level fee is calculated based upon the aggregate daily managed assets of all Nuveen open-end and closed-end funds that constitute ‘’eligible assets.” Eligible assets do not include assets attributable to investments in other Nuveen funds or assets in excess of a determined amount (originally $2 billion) added to the Nuveen fund complex in connection with the Adviser’s assumption of the management of the former First American Funds effective
January 1, 2011, but do not include certain assets of certain Nuveen funds that were reorganized into funds advised by an affiliate of the Adviser during the 2019 calendar year. As of
September 30, 2023, the complex-level fee for the Fund was as follows:
Other Transactions with Affiliates:
The Fund is permitted to purchase or sell securities from or to certain other funds or accounts managed by the
Sub-Adviser (“Affiliated Entity”) under specified conditions outlined in procedures adopted by the Board ("cross-trade"). These procedures have been designed to ensure that any cross-trade of securities by the Fund from or to an Affiliated Entity by virtue of having a common investment adviser (or affiliated investment adviser), common officer and/or common trustee complies with Rule 17a-7 under the 1940 Act. These transactions are effected at the current market price (as provided by an independent pricing service) without incurring broker commissions.
During the current fiscal period, the Fund did not engage in cross-trades pursuant to these procedures.
9. Commitments and Contingencies
In the normal course of business, the Fund enters into a variety of agreements that may expose the Fund to some risk of loss. These could include recourse arrangements for certain TOB Trusts, which are described elsewhere in these Notes to Financial Statements. The risk of future loss arising from such agreements, while not quantifiable, is expected to be remote. As of the end of the reporting period, the Fund did not have any unfunded commitments.
From time to time, the Fund may be a party to certain legal proceedings in the ordinary course of business, including proceedings relating to the enforcement of the Fund's rights under contracts. As of the end of the reporting period, the Fund is not subject to any material legal proceedings.
10. Fund Leverage
Reverse Repurchase Agreements:
During the current fiscal period, the Fund utilized reverse repurchase agreements as a means of leverage.
The Fund may enter into a reverse repurchase agreement with brokers, dealers, banks or other financial institutions that have been determined by the Adviser to be creditworthy. In a reverse repurchase agreement, the Fund sells to the counterparty a security that it holds with a contemporaneous agreement to repurchase the same security at an agreed-upon price and date, reflecting the interest rate effective for the term of the agreement. It may also be viewed as the borrowing of money by the Fund. Cash received in exchange for securities delivered, plus accrued interest payments to be made by the Fund to a counterparty, are reflected as a liability on the Statement of Assets and Liabilities. Interest payments made by the Fund to counterparties are recognized as a component of "Interest expense" on the Statement of Operations.
In a reverse repurchase agreement, the Fund retains the risk of loss associated with the sold security. Reverse repurchase agreements also involve the risk that the purchaser fails to return the securities as agreed upon, files for bankruptcy or becomes insolvent. Upon a bankruptcy or insolvency of a counterparty, the Fund is considered to be an unsecured creditor with respect to excess collateral and as such the return of excess collateral may be delayed.
Complex-Level Eligible Asset Breakpoint Level* Effective Complex-Level Fee Rate at Breakpoint Level
$55 billion 0.2000%
$56 billion 0.1996
$57 billion 0.1989
$60 billion 0.1961
$63 billion 0.1931
$66 billion 0.1900
$71 billion 0.1851
$76 billion 0.1806
$80 billion 0.1773
$91 billion 0.1691
$125 billion 0.1599
$200 billion 0.1505
$250 billion 0.1469
$300 billion 0.1445
Fund
Complex-Level Fee
NBB
0.1611%

Notes to Financial Statements
(Unaudited) (continued)
As of the end of the reporting period, the Fund’s outstanding balances on its reverse repurchase agreements were as follows:
During the current fiscal period, the average daily balance outstanding (which was for the entire current reporting period) and average interest rate on the Fund’s reverse repurchase agreements were as follows:
The following table presents the reverse repurchase agreements subject to netting agreements and the collateral delivered related to those reverse repurchase agreements.
11. Inter-Fund Lending
Inter-Fund Borrowing and Lending:
The SEC has granted an exemptive order permitting registered open-end and closed-end Nuveen funds to participate in an inter-fund lending facility whereby the Nuveen funds may directly lend to and borrow money from each other for temporary purposes (e.g., to satisfy redemption requests or when a sale of securities “fails,” resulting in an unanticipated cash shortfall) (the “Inter-Fund
Program”). The closed-end Nuveen funds, including the Fund covered by this shareholder report, will participate only as lenders, and not as borrowers, in the Inter-Fund Program because such closed-end funds rarely, if ever, need to borrow cash to meet redemptions. The Inter-Fund
Program is subject to a number of conditions, including, among other things, the requirements that (1) no fund may borrow or lend money through the Inter-Fund Program unless it receives a more favorable interest rate than is typically available from a bank or other financial institution for a comparable transaction; (2) no fund may borrow on an unsecured basis through the Inter- Fund Program unless the fund’s outstanding borrowings from all sources immediately after the inter-fund borrowing total 10% or less of its total assets; provided that if the borrowing fund has a secured borrowing outstanding from any other lender, including but not limited to another fund, the inter-fund loan must be secured on at least an equal priority basis with at least an equivalent percentage of collateral to loan value; (3) if a fund’s total outstanding borrowings immediately after an inter-fund borrowing would be greater than 10% of its total assets, the fund may borrow through the inter-fund loan on a secured basis only; (4)
no fund may lend money if the loan would cause its aggregate outstanding loans through the Inter-Fund Program to exceed 15% of its net assets at the time of the loan; (5) a fund’s inter-fund loans to any one fund shall not exceed 5% of the lending fund’s net assets; (6) the duration of inter-
fund loans will be limited to the time required to receive payment for securities sold, but in no event more than seven days; and (7) each inter-fund loan may be called on one business day’s notice by a lending fund and may be repaid on any day by a borrowing fund. In addition, a Nuveen fund may participate in the Inter-Fund Program only if and to the extent that such participation is consistent with the fund’s investment objective and investment policies. The Board is responsible for overseeing the Inter-Fund Program.
The limitations detailed above and the other conditions of the SEC exemptive order permitting the Inter-Fund Program are designed to minimize the risks associated with Inter-Fund Program for both the lending fund and the borrowing fund. However, no borrowing or lending activity is without risk. When a fund borrows money from another fund, there is a risk that the loan could be called on one day’s notice or not renewed, in which case the fund may have to borrow from a bank at a higher rate or take other actions to payoff such loan if an inter-fund loan is not available from another fund. Any delay in repayment to a lending fund could result in a lost investment opportunity or additional borrowing costs.
During the current reporting period, the Fund did not enter into any inter-fund loan activity.
Fund Counterparty Rate
Principal
Amount Maturity Value
Value and Accrued
Interest
NBB RBC Capital Markets, LLC 6.01% $ (123,000,000) 10/27/23 $ (123,000,000) $ (124,355,255)
NBB TD Securities (USA), LLC 5.86% (43,000,000) 10/19/23 (43,000,000) (43,482,962)
NBB Wells Fargo Securities, LLC 5.83% (20,950,000) 10/11/23 (20,950,000) (21,221,186)
Total $(186,950,000) $(186,950,000) $(189,059,403)
Fund
Utilization
Period (Days
Outstanding)
Average
Daily Balance
Outstanding
Average Annual
Interest Rate
NBB
183 $ 186,950,000 2.82%
Fund Counterparty
Reverse
Repurchase
Agreements*
Collateral
Pledged to
Counterparty
NBB RBC Capital Markets, LLC $ (124,355,255) $ 136,486,348
NBB TD Securities (USA), LLC (43,482,962) 53,635,170
NBB Wells Fargo Securities, LLC (21,221,186) 27,195,838
Total (189,059,403) 217,317,356
* Represents gross value and accrued interest for the counterparty as reported in the preceding table.

Risk Considerations
(Unaudited)

Risk Considerations
Fund shares are not guaranteed or endorsed by any bank or other insured depository institution, and are not federally insured by the Federal Deposit Insurance Corporation.
Nuveen Taxable Municipal Income Fund (NBB)
Investing in closed-end funds involves risk; principal loss is possible. There is no guarantee the Fund’s investment objectives will be achieved. Closed-end fund shares may frequently trade at a discount or premium to their net asset value. Debt or fixed income securities such as those held by the Fund, are subject to market risk, credit risk, interest rate risk, derivatives risk, liquidity risk, and income risk. As interest rates rise, bond prices fall. Lower credit debt securities may be more likely to fail to make timely interest or principal payments. The Fund’s investments in Build
America Bonds, which were discontinued in 2010, subject the Fund to tax risk, liquidity risk, and may negatively affect the Fund’s performance. Leverage increases return volatility and magnifies the Fund’s potential return and its risks;
there is no guarantee a fund’s leverage strategy will be successful. These and other risk considerations such as tax risk are described in more detail on the Fund’s web page at www.nuveen.com/NBB.

Additional Fund Information
(Unaudited)
Portfolio of Investments Information
The Fund is required to file its complete schedule of portfolio holdings with the
Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its report on Form N-PORT. You may obtain this information on the SEC’s website at http://www.sec.gov.
Nuveen Funds’ Proxy Voting Information
You may obtain (i) information regarding how each fund voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, without charge, upon request, by calling Nuveen toll-free at (800) 257-8787 or on Nuveen’s website at www.nuveen.com and (ii) a description of the policies and procedures that each fund used to determine how to vote proxies relating to portfolio securities without charge, upon request, by calling Nuveen toll-free at (800) 257-8787. You may also obtain this information directly from the SEC. Visit the SEC on-line at http://www.sec.gov.
CEO Certification Disclosure
The Fund’s Chief Executive Officer (CEO) has submitted to the New York Stock
Exchange (NYSE) the annual CEO certification as required by Section 303A.12(a) of the NYSE Listed Company Manual.
The Fund has filed with the SEC the certification of its CEO and Chief Financial Officer required by Section 302 of the
Sarbanes-Oxley Act.
Common Share Repurchases
The Fund intends to repurchase, through its open-market share repurchase program, shares of its own common stock at such times and in such amounts as is deemed advisable. During the period covered by this report, the Fund repurchased shares of its common stock as shown in the accompanying table. Any future repurchases will be reported to shareholders in the next annual or semi-annual report.
FINRA BrokerCheck :
The Financial Industry Regulatory Authority (FINRA) provides information regarding the disciplinary history of FINRA member firms and associated investment professionals. This information as well as an investor brochure describing FINRA BrokerCheck is available to the public by calling the FINRA BrokerCheck Hotline number at (800) 289-9999 or by visiting www.FINRA.org.
Board of Trustees
Jack B. Evans William C. Hunter Amy B.R. Lancellotta Joanne T. Medero Albin F. Moschner John K. Nelson
Matthew Thornton III Terence J. Toth Margaret L. Wolff Robert L. Young
Investment Adviser
Nuveen Fund Advisors, LLC
333 West Wacker Drive
Chicago, IL 60606
Custodian
State Street Bank
& Trust Company
One Congress Street
Suite 1
Boston, MA 02114-2016
Legal Counsel
Chapman and Cutler
LLP
Chicago, IL 60603
Independent Registered
Public Accounting Firm
KPMG LLP
200 East Randolph Street
Chicago, IL 60601
Transfer Agent and
Shareholder Services
Computershare Trust Company,
N.A.
150 Royall Street
Canton, MA 02021
(800) 257-8787
NBB
Common shares repurchased 0

Glossary of Terms Used in this Report
(Unaudited)

Average Annual Total Return
: This is a commonly used method to express an investment’s performance over a particular, usually multi-year time period. It expresses the return that would have been necessary each year to equal the investment’s actual cumulative performance (including change in NAV or offer price and reinvested dividends and capital gains distributions, if any) over the time period being considered.
Effective Leverage:
Effective leverage is a fund’s effective economic leverage, and includes both regulatory leverage (see leverage) and the leverage effects of certain derivative investments in a fund’s portfolio. Currently, the leverage effects of Tender
Option Bond (TOB) inverse floater holdings are included in effective leverage values, in addition to any regulatory leverage.
Inverse Floating Rate Securities:
Inverse floating rate securities are the residual interest in a tender option bond (TOB) trust, sometimes referred to as “inverse floaters”, are created by depositing a municipal bond, typically with a fixed interest rate, into a special purpose trust. This trust, in turn, (a)issues floating rate certificates typically paying short-term tax-exempt interest rates to third parties in amounts equal to some fraction of the deposited bond’s par amount or market value, and (b) issues an inverse floating rate certificate (sometimes referred to as an “inverse floater”) to an investor (such as a fund) interested in gaining investment exposure to a long-term municipal bond. The income received by the holder of the inverse floater varies inversely with the short-
term rate paid to the floating rate certificates’ holders, and in most circumstances the holder of the inverse floater bears substantially all of the underlying bond’s downside investment risk. The holder of the inverse floater typically also benefits disproportionately from any potential appreciation of the underlying bond’s value. Hence, an inverse floater essentially represents an investment in the underlying bond on a leveraged basis.
Leverage:
Leverage is created whenever a fund has investment exposure (both reward and/or risk) equivalent to more than 100%
of the investment capital.
Net Asset Value (NAV) Per Share:
A fund’s Net Assets is equal to its total assets (securities, cash, accrued earnings and receivables) less its total liabilities. NAV per share is equal to the fund’s Net Assets divided by its number of shares outstanding.
Pre-Refunded Bond/Pre-Refunding
: Pre-Refunded Bond/Pre-Refunding, also known as advanced refundings or refinancings, is a procedure used by state and local governments to refinance municipal bonds to lower interest expenses. The issuer sells new bonds with a lower yield and uses the proceeds to buy U.S. Treasury securities, the interest from which is used to make payments on the higher-yielding bonds. Because of this collateral, pre-refunding generally raises a bond’s credit rating and thus its value.
Regulatory Leverage:
Regulatory leverage consists of preferred shares issued by or borrowings of a fund. Both of these are part of a fund’s capital structure. Regulatory leverage is subject to asset coverage limits set in the Investment Company Act of 1940.
Tax Obligation/General Bonds:
Bonds backed by the general revenues of an issuer, including taxes, where the issuer has the ability to increase taxes by an unlimited amount to pay the bonds back.
Tax Obligation/Limited Bonds:
Bonds backed by the general revenues of an issuer, including taxes, where the issuer doesn’t have the ability to increase taxes by an unlimited amount to pay the bonds back
.
Total Investment Exposure:
Total investment exposure is a fund’s assets managed by the Adviser that are attributable to financial leverage. For these purposes, financial leverage includes a fund’s use of preferred stock and borrowings and investments in the residual interest certificates (also called inverse floating rate securities) in tender option bond (TOB) trusts, including the portion of assets held by a TOB trust that has been effectively financed by the trust’s issuance of floating rate securities.

Annual Investment Management
Agreement Approval Process
(Unaudited)
At a meeting held on May 23-25, 2023 (the “May Meeting”), the Board of Trustees (the “Board” and each Trustee, a “Board Member”) of the Fund, which is comprised entirely of Board Members who are not “interested persons” (as defined under the Investment Company Act of 1940 (the “1940
Act”)) (the “Independent Board Members”), approved the renewal of the management agreement (the “Investment Management Agreement”)
with Nuveen Fund Advisors, LLC (the “Adviser”) pursuant to which the Adviser serves as the investment adviser to the Fund and the sub-advisory agreement (the “Sub-Advisory Agreement”) with Nuveen Asset Management, LLC (the “Sub-Adviser”) pursuant to which the Sub-Adviser serves as the sub-adviser to the Fund for an additional one-year term. As the Board is comprised of all Independent Board Members, the references to the
Board and the Independent Board Members are interchangeable.
Following up to an initial two-year period, the Board considers the renewal of the Investment Management Agreement and the Sub-Advisory
Agreement on behalf of the Fund on an annual basis. The Investment Management Agreement and Sub-Advisory Agreement are collectively referred to as the “Advisory Agreements,” and the Adviser and the Sub-Adviser are collectively, the “Fund Advisers” and each, a “Fund Adviser.”
The Independent Board Members considered the review of the advisory agreements for the Nuveen funds to be an ongoing process and employed the accumulated information, knowledge and experience the Board Members had gained during their tenure on the boards governing the Nuveen funds and working with the Adviser and the applicable sub-advisers in their annual review of the advisory agreements. Throughout the year, the
Board and its committees meet regularly and, at these meetings, receive regular and/or special reports that cover an extensive array of topics and information that are relevant to the Board’s annual consideration of the renewal of the advisory agreements for the Nuveen funds. Such information may address, among other things, fund performance and risk information; the Adviser’s strategic plans; product initiatives for various funds; the review of the funds and investment teams; compliance, regulatory and risk management matters; the trading practices of the various sub-advisers to the Nuveen funds; management of distributions; valuation of securities; fund expenses; securities lending; liquidity management; overall market and regulatory developments; and with respect to closed-end funds, capital management initiatives, institutional ownership, management of leverage financing and the secondary market trading of the closed-end funds and any actions to address discounts. The Board also seeks to meet periodically with the Nuveen funds’ sub-advisers and/or portfolio teams, when feasible. The presentations, discussions, and meetings throughout the year also provide a means for the Board to evaluate the level, breadth and quality of services provided by the Adviser and how such services have changed over time in light of new or modified regulatory requirements, changes to market conditions or other factors.
In connection with its annual consideration of the advisory agreements for the Nuveen funds, the Board, through its independent legal counsel, requested and received extensive materials and information prepared specifically for its review of such advisory agreements by the Adviser and by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data. The materials cover a wide range of topics including, but not limited to, a description of the nature, extent and quality of services provided by the Fund Advisers; a review of product actions advanced in 2022 for the benefit of particular Nuveen funds and/or the Nuveen fund complex; a review of each sub-adviser to the
Nuveen funds and/or the applicable investment team; an analysis of fund performance with a focus on any Nuveen funds considered performance outliers; an analysis of the fees and expense ratios of the Nuveen funds with a focus on any Nuveen funds considered expense outliers; a review of management fee schedules; a description of portfolio manager compensation; an overview of the secondary market trading of shares of the
Nuveen closed-end funds (including, among other things, an analysis of secondary market performance and commentary regarding the leverage management, share repurchase and shelf offering programs of Nuveen closed-end funds); a description of the profitability or financial data of
Nuveen and the sub-advisers to the Nuveen funds; and a description of indirect benefits received by the Adviser and the sub-advisers as a result of their relationships with the Nuveen funds. The information prepared specifically for the annual review supplemented the information provided to the Board and its committees and the evaluations of the Nuveen funds by the Board and its committees during the year. The Board’s review of the advisory agreements for the Nuveen funds is based on all the information provided to the Board and its committees throughout the year as well as the information prepared specifically with respect to the annual review of such advisory agreements. The performance, fee and expense data and other information provided by a Fund Adviser, Broadridge or other service providers were not independently verified by the Independent Board
Members.
As part of its review, the Board met on April 11-12, 2023 (the “April Meeting”) to review and discuss, in part, the performance of the Nuveen funds and the Adviser’s evaluation of each sub-adviser to the Nuveen funds and/or its investment teams. At the April Meeting, the Board Members asked questions and requested additional information that was provided for the May Meeting.
The Independent Board Members were advised by independent legal counsel during the annual review process as well as throughout the year, including meeting in executive sessions with such counsel at which no representatives from the Adviser or the Sub-Adviser were present. In connection with their annual review, the Independent Board Members also received a memorandum from independent legal counsel outlining their fiduciary duties and legal standards in reviewing the Advisory Agreements, including guidance from court cases evaluating advisory fees.
The Board’s decision to renew the Advisory Agreements was not based on a single identified factor, but rather the decision reflected the comprehensive consideration of all the information provided to the Board and its committees throughout the year as well as the materials prepared specifically in connection with the renewal process. The contractual arrangements are a result of multiple years of review, negotiation and information provided in connection with the Board’s annual review of the Nuveen funds’ advisory arrangements and oversight of the Nuveen funds.
Each Board Member may have attributed different levels of importance to the various factors and information considered in connection with the approval process and may place different emphasis on the relevant information year to year in light of, among other things, changing market and economic conditions. A summary of the principal factors and information, but not all the factors, the Board considered in deciding to renew the
Advisory Agreements is set forth below.

A. Nature, Extent and Quality of Services
In evaluating the renewal of the Advisory Agreements, the Independent Board Members received and considered information regarding the nature, extent and quality of the applicable Fund Adviser’s services provided to the Fund with particular focus on the services and enhancements or changes to such services provided during the last year. The Independent Board Members considered the Investment Management Agreement and the
Sub-Advisory Agreement separately in the course of their review. With this approach, they considered the respective roles of the Adviser and the
Sub-Adviser in providing services to the Fund.
The Board recognized that the Adviser provides a wide array of management, oversight and administrative services to manage and operate the
Nuveen funds and that the scope and complexity of these services, along with the undertakings required of the Adviser in connection with providing these services, have expanded over time as a result of, among other things, regulatory, market and other developments. The Board noted the
Adviser’s dedication of resources, time, personnel and capital and commitment to continuing to develop improvements and innovations that seek to enhance the Nuveen fund complex and meet the needs of the Nuveen funds in an increasingly complex regulatory environment. The Board received and reviewed information regarding, among other things, the Adviser’s investment oversight responsibilities, regulatory and compliance services, administrative duties and other services.
The Board considered the breadth and the quality of the services the Adviser and its various teams provide in overseeing the investment management of the Nuveen funds, including, among other things, overseeing and reviewing the services provided by the various sub-advisers to the Nuveen funds and their investment teams; evaluating fund performance and market conditions; overseeing operational and investment risks; evaluating investment strategies and recommending any changes thereto; managing liquidity; managing the daily valuation of portfolio securities; overseeing trade execution and securities lending; and setting and managing distributions consistent with the respective fund’s product design. With respect to closed-end funds, such services also include managing leverage; monitoring asset coverage levels for leveraged funds and compliance with rating agency criteria; providing capital management and secondary market services (such as implementing common share shelf offerings, capital return programs and common share repurchases); and maintaining a closed-end fund investor relations program. The Board also reviewed the structure of investment personnel compensation of each Fund Adviser and considered whether the structure provides appropriate incentives to attract and maintain qualified personnel and to act in the best interests of the respective Nuveen fund.
Given the Nuveen funds operate in a highly regulated industry, the Board further considered the extensive compliance, regulatory and administrative services the Adviser and its various teams provide to manage and operate the Nuveen funds. The Board recognized such services included, but were not limited to, managing compliance policies; monitoring compliance with applicable policies, laws and regulations; devising internal compliance programs in seeking to enhance compliance with regulatory requirements and creating a framework to review and assess compliance programs; overseeing sub-adviser compliance testing; preparing compliance training materials; and responding to regulatory requests. The Board reviewed highlights of the various initiatives Nuveen compliance had taken in 2022 including, among other things, additional due diligence of service providers as their operating environments evolve post-Covid to more hybrid in-person working arrangements; investments in supporting and expanding international trading capabilities; continuing efforts to enhance policies and controls to address compliance risks including those related to environmental, social and governance (“ESG”) matters and new regulatory developments or guidance; and establishing and maintaining compliance policies and comprehensive compliance training programs. The Board also considered information regarding the Adviser’s business continuity, disaster recovery and information security programs and the periodic testing and review of such programs.
In addition to the above functions, the Board considered the quality and extent of other non-advisory services the Adviser provides including, among other things, various fund administration services (such as preparing, overseeing or assisting with the preparation of tax and regulatory filings); product management services (such as evaluating and enhancing products and strategies); legal support services; shareholder services and transfer agency function oversight services; and board support and reporting services. With respect to board support services, the Board reviewed a summary of the annual, quarterly, and special reports the Adviser and/or its affiliates provided to the Board throughout 2022.
The Board further acknowledged various initiatives the Adviser had undertaken or continued in 2022 in seeking to improve the effectiveness of its organization, the Nuveen funds product line-up as well as particular Nuveen fund(s) through, among other things, rationalizing the product line and gaining efficiencies through mergers, repositionings and liquidations; launching new funds; reviewing and updating investment policies and benchmarks; reopening certain funds previously closed to new investors; adding or modifying the share classes offered by certain funds;
implementing fee waivers and expense cap changes for certain funds and evaluating and adjusting portfolio management teams as appropriate for various funds; and developing policy positions on a broad range of regulatory proposals that may impact the funds and communicating with lawmakers and other regulatory authorities to help ensure these positions are represented.
Aside from the services provided, the Board recognized the financial resources of the Adviser and its affiliates and their willingness to make investments in the technology, personnel and infrastructure to support the Nuveen funds, including maintaining a seed capital budget to support new or existing funds and/or facilitate changes for a respective fund. The Board noted the benefits to shareholders of investing in a fund that is a part of a large fund complex with a variety of investment disciplines, capabilities, expertise and resources available to navigate and support the
Nuveen funds including during stressed times. The Board recognized the overall reputation and capabilities of the Adviser and its affiliates, the
Adviser’s continuing commitment to provide high quality services, its willingness to implement operational or organizational changes in seeking, among other things, to enhance efficiencies and services to the Nuveen funds and its responsiveness to the Board’s questions and/or concerns raised throughout the year and during the annual review of advisory agreements. The Board also considered the significant risks borne by the Adviser and its affiliates in connection with their services to the Nuveen funds, including entrepreneurial risks in sponsoring new funds and ongoing risks with managing the funds such as investment, operational, reputational, regulatory, compliance and litigation risks.
The Board further considered the division of responsibilities between the Adviser and the Sub-Adviser and recognized that the Sub-Adviser and its investment personnel generally are responsible for the management of the Fund’s portfolio under the oversight of the Adviser and the Board. The
Board considered an analysis of the Sub-Adviser provided by the Adviser which included, among other things, the assets under management of the applicable investment team and changes thereto, a summary of the applicable investment team and changes to such team, the investment process

Annual Investment Management Agreement Approval Process
(Unaudited)
(continued)
and philosophy of the applicable investment team, the performance of the Nuveen funds sub-advised by the Sub-Adviser over various periods of time and a summary of any significant policy and/or other changes to the Nuveen funds sub-advised by the Sub-Adviser. The Board further considered at the May Meeting or prior meetings evaluations of the Sub-Adviser’s compliance programs and trade execution. The Board noted that the Adviser recommended the renewal of the Sub-Advisory Agreement.
Based on its review, the Board determined, in the exercise of its reasonable business judgment, that it was satisfied with the nature, extent and quality of services provided to the Fund under each Advisory Agreement.
B. The Investment Performance of the Fund and Fund Advisers
In evaluating the quality of the services provided by the Fund Advisers, the Board also considered a variety of investment performance data of the Nuveen funds prepared specifically for the annual review of the advisory agreements as well as the performance data the Board received throughout the year representing different time periods. In this regard, leading into the May Meeting, the Board reviewed, among other things,
Fund performance over the quarter, one-, three- and five-year periods ending December 31, 2022 and March 31, 2023. In addition, the Board reviewed and discussed performance data at its regularly scheduled quarterly meetings during the year. The Board therefore took into account the performance data, presentations and discussions (written and oral) that have been provided for the annual review as well as in prior meetings over time in evaluating fund performance, including the Adviser’s analysis of a fund’s performance with particular focus on performance outliers
(both overperformance and underperformance), the factors contributing to performance (including relative to a fund’s benchmark and peers and the impact of market conditions) and any recommendations or steps that had been taken or were proposed to be taken to address significant performance concerns. In this regard, the Board noted, among other things, that certain Nuveen funds had changes in portfolio managers or other significant changes to their investment strategies or policies since March 2020, and, as a result, the Board reviewed certain tracking performance data comparing the performance of such funds before and after such changes.
The Board recognized that performance data reflects performance over a specified period which may differ significantly depending on the ending dates selected, particularly during periods of market volatility. Further, the Board noted that shareholders may evaluate performance based on their own respective holding periods which may differ from the performance periods reviewed by the Board and lead to differing results.
In its evaluation, the Board reviewed Nuveen fund performance results from different perspectives. In general, subject to certain exceptions, the
Board reviewed both absolute and relative fund performance during the annual review over the various time periods and evaluated performance results in light of a fund’s investment objective(s), strategies and risks. With respect to the relative performance, the Board considered fund performance in comparison to the performance of peer funds (the “Performance Peer Group”) and recognized and/or customized benchmarks (i.e., generally benchmarks derived from multiple recognized benchmarks). In reviewing such comparative performance, the Board was cognizant of the inherent limitations of such data which can make meaningful performance comparisons generally difficult. As an illustration, differences in the composition of the Performance Peer Group, the investment objective(s), strategies and other characteristics of the peers in the Performance Peer
Group, the level, type and cost of leverage (if any) of the peers, and the varying sizes of peers all may contribute to differences in the performance results of a Performance Peer Group compared to the applicable Nuveen fund. With respect to relative performance of a Nuveen fund compared to a benchmark index, differences, among other things, in the investment objective(s) and strategies of a fund and the benchmark (particularly an actively managed fund that does not directly follow an index) as well as the costs of operating a fund would necessarily contribute to differences in performance results and limit the value of the comparative performance information. To assist the Board in its review of the comparability of the relative performance, the Adviser has ranked the relevancy of the peer group to the Fund as low, medium or high.
The secondary market trading of shares of the Nuveen closed-end funds also continues to be a priority for the Board given its importance to shareholders, and therefore the Board and/or its Closed-end Fund committee reviews certain performance data reflecting, among other things, the premiums and discounts at which the shares of the Nuveen closed-end funds have traded over specified periods throughout the year. In its review, the Board considers, among other things, changes to investment mandates and guidelines, distribution policies, leverage levels and types; share repurchases and similar capital market actions; and effective communications programs to build greater awareness and deepen understanding of closed-end funds. As applicable, the Board considered the impact of leverage on a Nuveen fund’s performance. The Board further acknowledged that performance results should include the distribution yields of funds that seek to provide income as part of their investment objective(s) to shareholders. In this regard, the Board considered that the use of leverage by various funds may have detracted from total return performance of such funds over various periods in current market conditions, but the leverage also was accretive in helping to provide income.
The Board also evaluated Nuveen fund performance in light of various relevant factors which may include, among other things, general market conditions, issuer-specific information, asset class information, leverage and fund cash flows. The Board acknowledged that long-term performance could be impacted by even one period of significant outperformance or underperformance and that a single investment theme could disproportionately affect performance. Further, the Board recognized that the market and economic conditions may significantly impact a fund’s performance, particularly over shorter periods, and such performance may be more reflective of such economic or market events and not necessarily reflective of management skill. Although the Board reviews short-, intermediate- and longer-term performance data, the Board recognized that longer periods of performance may reflect full market cycles.
In relation to recent general market conditions, the Board had recognized the general market volatility and underperformance of the market in
2022 in considering Nuveen fund performance. The Board took into account the Adviser’s assessment of a fund’s performance during the recent period of significant market volatility. In their review from year to year, the Board Members consider and may place different emphasis on the relevant information in light of changing circumstances in market and economic conditions. In evaluating performance, the Board focused particular attention on funds with less favorable performance records. However, depending on the facts and circumstances including any differences between the respective fund and its benchmark and/or Performance Peer Group, the Board may be satisfied with a fund’s performance notwithstanding that its performance may be below that of its benchmark and/or peer group for certain periods. With respect to any funds for which the Board has identified performance issues, the Board seeks to monitor such funds closely until performance improves, discusses with the Adviser the reasons for such results, considers whether any steps are necessary or appropriate to address such issues, and reviews the results of any steps undertaken.
The Board’s determinations with respect to the Fund are summarized below.
The Board noted that the Fund’s performance was below the performance of its benchmark and the Fund ranked in the fourth quartile of its
Performance Peer Group for the one-, three- and five-year periods ended December 31, 2022. The Board noted that the use of leverage had detracted from performance but was accretive to common share income. In addition, although the Fund’s performance was below the performance of its benchmark for the one- and five-year periods ended March 31, 2023 and the Fund ranked in the fourth quartile of its Performance Peer Group for the one-, three- and five-year periods ended March 31, 2023, the Fund outperformed its benchmark for the three-year period ended March
31, 2023. In its review, the Board, however, noted the disparate peer set and that the Performance Peer Group was classified as low for relevancy.
The Board also was aware that the Fund’s contingent term provision was eliminated and certain of the Fund’s principal investment policies were modified in 2018. The Board recognized that the Fund’s performance prior to such time would not reflect such changes. The Board took into account management’s discussion of the Fund’s performance, including the reasons for the Fund’s challenged performance for certain periods, and the Fund’s more recent improved performance for the quarter ended March 31, 2023. On the basis of the Board’s ongoing review of investment performance and all relevant factors, including the relative market conditions during certain reporting periods, the Fund’s investment objective(s)
and management’s discussion of performance, the Board concluded that in light of these factors, the Fund’s performance supported renewal of the
Advisory Agreements.
C. Fees, Expenses and Profitability
1. Fees and Expenses
As part of its annual review, the Board generally reviewed, among other things, with respect to the Nuveen closed-end funds, the contractual management fee and actual management fee (i.e., the management fee after taking into consideration fee waivers and/or expense reimbursements, if any) paid by a fund to the Adviser in light of the nature, extent and quality of the services provided. The Board also considered the total operating expense ratio of a fund (after any fee waivers and/or expense reimbursements). More specifically, the Independent Board Members reviewed, among other things, each Nuveen closed-end fund’s actual management fee rate (after fee waivers and/or expense reimbursements, if any) and net total expense ratio in relation to those of a comparable universe of funds (the
“Peer Universe”) established by Broadridge. The Independent Board Members reviewed the methodology Broadridge employed to establish its Peer Universe and recognized that differences between the applicable fund and its respective Peer Universe as well as changes to the composition of the Peer Universe from year to year may limit some of the value of the comparative data. The Independent Board
Members take these limitations and differences into account when reviewing comparative peer data. The Independent Board Members also considered a fund’s operating expense ratio as it more directly reflected the shareholder’s costs in investing in the respective fund.
In their review, the Independent Board Members considered, in particular, each Nuveen fund with a net total expense ratio (excluding investment-related costs of leverage for closed-end funds) of six basis points or higher compared to that of its peer average (each, an
“Expense Outlier Fund”) and an analysis as to the factors contributing to each such fund’s higher relative net total expense ratio. In addition, although the Board reviewed a fund’s total net expenses both including and excluding investment-related expenses (i.e., leverage costs) for certain of the closed-end funds, the Board recognized that leverage expenses will vary across funds and in comparison to peers because of differences in the forms and terms of leverage employed by the respective fund. Accordingly, in reviewing the comparative data between a fund and its peers, the Board generally considered the fund’s net total expense ratio and fees (excluding leverage costs and leveraged assets for the closed-end funds) to be higher if they were over 10 basis points higher, slightly higher if they were 6 to 10 basis points higher, in line if they were within approximately 5 basis points higher than the peer average and below if they were below the peer average of the Peer Universe.
The Independent Board Members also considered, in relevant part, a Nuveen fund’s management fee and net total expense ratio in light of its performance history, including reviewing certain funds identified by the Adviser and/or the Board as having a higher net total expense ratio or management fee compared to their respective peers coupled with experiencing periods of challenged performance and considering the reasons for such comparative positions. In addition, with respect to closed-end funds that utilize leverage, the Independent Board
Members recognized that certain assets attributable to a fund’s use of leverage may be included in the amount of assets upon which the advisory fee or sub-advisory fee is calculated. The Independent Board Members acknowledged the fact that a decision to employ leverage or increase a fund’s leverage which has the effect, all other things being equal, of increasing the assets upon which an advisory or sub-
advisory fee is based (and, in turn, increasing the Adviser’s and applicable sub-adviser’s management fees), means that the Adviser and applicable sub-adviser may have a conflict of interest in determining whether to use or increase leverage. The Independent Board Members recognized, however, that the Adviser and sub-advisers would seek to manage the potential conflict by recommending to the Board to leverage the applicable fund or increase such leverage when the Adviser and/or sub-adviser, as applicable, has determined that such action would be in the best interests of the respective fund and its common shareholders and by periodically reviewing with the Board the fund’s performance and the impact of the use of leverage on that performance.
In their review of the fee arrangements for the Nuveen funds, the Independent Board Members also considered the management fee schedules, including the complex-wide and fund-level breakpoint schedules, as applicable. The Board noted that across the Nuveen fund complex, the complex-wide fee breakpoints reduced fees by approximately $62.4 million and fund-level breakpoints reduced fees by approximately $76.1 million in 2022.

Annual Investment Management Agreement Approval Process
(Unaudited)
(continued)
With respect to the Sub-Adviser, the Board also considered, among other things, the sub-advisory fee schedule paid to the Sub-Adviser in light of the sub-advisory services provided to the Fund and comparative data of the fees the Sub-Adviser charges to other clients, if any. In its review, the Board recognized that the compensation paid to the Sub-Adviser is the responsibility of the Adviser, not the Fund.
The Independent Board Members noted that the Fund had an actual management fee and a net total expense ratio that were below the respective peer averages.
Based on its review of the information provided, the Board determined that the Fund’s management fees (as applicable) to a Fund Adviser were reasonable in light of the nature, extent and quality of services provided to the Fund.
2. Comparisons with the Fees of Other Clients
In evaluating the appropriateness of fees, the Board also considered information regarding the fee rates the respective Fund Advisers charged to certain other types of clients and the type of services provided to these other clients. With respect to the municipal Nuveen funds, such other clients may include retail and institutional municipal managed accounts sub-advised by the Sub-Adviser, municipal exchange-traded funds (“ETFs”) sub-advised by the Sub-Adviser that are offered by another fund complex, municipal managed accounts offered by an unaffiliated adviser and certain municipal private limited partnerships offered by Nuveen. The Board reviewed, among other things, the fee range and average fee of municipal retail advisory accounts and municipal institutional accounts, the sub-advisory fee the
Sub-Adviser received for serving as sub-adviser to certain municipal ETFs offered outside the Nuveen family and the management fee rates paid by the municipal private limited partnerships operated by Nuveen.
In considering the comparative fee data, the Board recognized that differences, including but not limited to, the amount, type and level of services provided by the Adviser to the Nuveen funds compared to that provided to other clients as well as differences in investment policies; eligible portfolio assets and the manner of managing such assets; product structure; investor profiles; account sizes; and regulatory requirements contribute to the variations in the fee schedules. The Board acknowledged the wide range of services in addition to investment management that the Adviser had provided to the Nuveen funds compared to other types of clients as well as the increased entrepreneurial, legal and regulatory risks that the Adviser incurs in sponsoring and managing the Nuveen funds. In general, higher fee levels reflect higher levels of service provided by the Adviser, increased investment management complexity, greater product management requirements, and higher levels of business risk or some combination of these factors. The Board further considered that the Sub-Adviser’s fee is essentially for portfolio management services and therefore more comparable to the fees it receives for retail wrap accounts and other external sub-advisory mandates. The Board concluded the varying levels of fees were justified given, among other things, the more extensive services, regulatory requirements and legal liabilities, and the entrepreneurial, legal and regulatory risks incurred in sponsoring and advising a registered investment company compared to that required in advising other types of clients.
3. Profitability of Fund Advisers
In their review, the Independent Board Members considered estimated profitability information of Nuveen as a result of its advisory services to the Nuveen funds as well as profitability data of other publicly traded asset management firms. Such profitability information included, among other things, gross and net revenue margins (excluding distribution) of Nuveen Investments, Inc. (“Nuveen Investments”) for services to the Nuveen funds on a pre-tax and after-tax basis for the 2022 and 2021 calendar years as well as the revenues earned (less any expense reimbursements/fee waivers) and expenses incurred by Nuveen Investments for its advisory activities to the Nuveen funds (excluding distribution and certain other expenses) for the 2022 and 2021 calendar years. The Independent Board Members also considered a summary of some of the key factors that impacted Nuveen’s profitability in 2022. In addition, the Board reviewed the revenues, expenses and operating margin (pre- and after-tax) the Adviser derived from its ETF product line for the 2022 and 2021 calendar years.
In developing the profitability data of the Adviser for its advisory services to the Nuveen funds, the Independent Board Members recognized the subjective nature of calculating profitability as the information is not audited and is necessarily dependent on cost allocation methodologies to allocate expenses throughout the complex and among the various advisory products. Given there is no perfect expense allocation methodology and that other reasonable and valid allocation methodologies could be employed and could lead to significantly different results, the Board reviewed, among other things, a description of the cost allocation methodologies employed to develop the financial information, a summary of the history of changes to the methodology over the years from 2010 through 2022, and a historical expense analysis of Nuveen Investments’ revenues, expenses and pre-tax net revenue margins derived from its advisory services to the
Nuveen funds (excluding distribution) for the calendar years from 2017 through 2022. The Board had also appointed four Independent
Board Members to serve as the Board’s liaisons, with the assistance of independent counsel, to meet with representatives of the Adviser and review the development of the profitability data and to report to the full Board.

In addition, the Board considered certain comparative operating margin data. In this regard, the Board reviewed the operating margins of
Nuveen Investments compared to the adjusted operating margins of a peer group of asset management firms with publicly available data and the most comparable assets under management (based on asset size and asset composition) to Nuveen. The Board recognized that the operating margins of the peers were adjusted generally to address that certain services provided by the peers were not provided by
Nuveen. The Board also reviewed, among other things, the net revenue margins (pre-tax) of Nuveen Investments on a company-wide basis and the net revenue margins (pre-tax) of Nuveen Investments derived from its services to the Nuveen funds only (including and excluding distribution) compared to the adjusted operating margins of the peer group for each calendar year from 2012 to 2022. Although the total company operating margins of Nuveen Investments were in the bottom half of the peer group range for 2022 and 2021, the Independent
Board Members recognized the limitations of the comparative data given that peer data is not generally public and the calculation of profitability is subjective and affected by numerous factors (such as types of funds a peer manages, its business mix, its cost of capital, the numerous assumptions underlying the methodology used to allocate expenses and other factors) that can have a significant impact on the results.
Aside from Nuveen’s profitability, the Board recognized that the Adviser is a subsidiary of Nuveen, LLC, the investment management arm of
Teachers Insurance and Annuity Association of America (“TIAA”). Accordingly, the Board also reviewed a balance sheet for TIAA reflecting its assets, liabilities and capital and contingency reserves for the 2022 and 2021 calendar years to consider the financial strength of TIAA.
The Board recognized the benefit of an investment adviser and its parent with significant resources, particularly during periods of market volatility. The Board also noted the reinvestments Nuveen, its parent and/or other affiliates made into its business through, among other things, the investment of seed capital in certain Nuveen funds and continued investments in enhancements to technological capabilities.
In addition to Nuveen, the Independent Board Members considered the profitability of the Sub-Adviser from its relationships with the respective Nuveen funds. In this regard, the Independent Board Members reviewed, among other things, the Sub-Adviser’s revenues, expenses and net revenue margins (pre- and after-tax) for its advisory activities to the respective Nuveen funds for the calendar years ended December 31, 2022 and December 31, 2021. The Independent Board Members also reviewed a profitability analysis reflecting the revenues, expenses and revenue margin (pre- and after-tax) by asset type for the Sub-Adviser for the calendar years ending December 31,
2022 and December 31, 2021.
In evaluating the reasonableness of the compensation, the Independent Board Members also considered any other ancillary benefits derived by the respective Fund Adviser from its relationship with the Nuveen funds as discussed in further detail below.
Based on a consideration of all the information provided, the Board noted that Nuveen’s and the Sub-Adviser’s level of profitability was acceptable and not unreasonable in light of the services provided.
D. Economies of Scale and Whether Fee Levels Reflect These Economies of Scale
The Board considered whether there have been economies of scale with respect to the management of the Nuveen funds, whether these economies of scale have been appropriately shared with the funds and whether there is potential for realization of further economies of scale. Although the
Board recognized that economies of scale are difficult to measure with any precision and certain expenses may not decline with a rise in assets, the Board considered that Nuveen shares the benefits of economies of scale, if any, in a number of ways including through the use of breakpoints in the management fee schedule, fee waivers and/or expense limitations, the pricing of funds at scale at inception and investments in Nuveen’s business which can enhance the services provided to the funds for the fees paid. In this regard, the Board recognized that the management fee of the Adviser is generally comprised of a fund-level component and a complex-level component each with its own breakpoint schedule, subject to certain exceptions. The Board reviewed the fund-level and complex-level fee schedules. With this structure, the Board noted that the complex-level breakpoint schedule is designed to deliver the benefits of economies of scale to shareholders when the eligible assets in the complex pass certain thresholds even if the assets of a particular fund are unchanged or have declined, and the fund-level breakpoint schedules are designed to share economies of scale with shareholders if the particular fund grows. The Board noted, however, that although closed-end funds may make additional share offerings from time to time, the closed-end funds have a more limited ability to increase their assets because the growth of their assets will occur primarily from the appreciation of their investment portfolios.
As noted above, the Independent Board Members also recognized the continued reinvestment in Nuveen’s business to enhance its capabilities and services to the benefit of its various clients. The Board understood that many of these investments in the Nuveen business were not specific to individual Nuveen funds but rather incurred across of a variety of products and services pursuant to which the family of Nuveen funds as a whole may benefit. In addition, the Board also considered that Nuveen has provided, without raising advisory fees to the Nuveen funds, certain additional services, including, but not limited to, services required by new regulations and regulatory interpretations, and this was also a means of sharing economies of scale with the funds and their shareholders.
Based on its review, the Board was satisfied that the current fee arrangements together with the reinvestment in Nuveen’s business appropriately shared any economies of scale with shareholders.
E. Indirect Benefits
The Independent Board Members received and considered information regarding other benefits the respective Fund Adviser or its affiliates may receive as a result of their relationship with the Nuveen funds. The Board acknowledged that an affiliate of the Adviser may receive compensation for serving as a co-manager in the initial public offerings of new Nuveen closed-end funds (if any) and for serving as an underwriter on shelf offerings of existing Nuveen closed-end funds and reviewed the amounts paid for such services, if any, in 2021 and 2022.
In addition, the Independent Board Members noted that the various sub-advisers to the Nuveen funds do not generally benefit from soft dollar arrangements with respect to Nuveen fund portfolio transactions.

Annual Investment Management Agreement Approval Process
(Unaudited)
(continued)
Based on its review, the Board concluded that any indirect benefits received by a Fund Adviser as a result of its relationship with the Fund were reasonable in light of the services provided.
F. Other Considerations
The Independent Board Members did not identify any single factor discussed previously as all-important or controlling. The Independent Board
Members concluded that the terms of each Advisory Agreement were reasonable, that the respective Fund Adviser’s fees were reasonable in light of the services provided to the Fund and that the Advisory Agreements be renewed for an additional one-year period.

Nuveen Securities, LLC, member FINRA and SIPC 333 West Wacker Drive Chicago, IL 60606 www.nuveen.com
ESA-B-0923P 3176234-INV-B-11/24
Nuveen:
Serving Investors for Generations
Since 1898, financial advisors and their clients have relied on Nuveen to provide dependable investment solutions through continued adherence to proven, long-term investing principles. Today, we offer a range of high quality solutions designed to be integral components of a well-diversified core portfolio.
Focused on meeting investor needs.
Nuveen is the investment manager of TIAA. We have grown into one of the world’s premier global asset managers, with specialist knowledge across all major asset classes and particular strength in solutions that provide income for investors and that draw on our expertise in alternatives and responsible investing. Nuveen is driven not only by the independent investment processes across the firm, but also the insights, risk management, analytics and other tools and resources that a truly world-class platform provides. As a global asset manager, our mission is to work in partnership with our clients to create solutions which help them secure their financial future.
Find out how we can help you.
To learn more about how the products and services of Nuveen may be able to help you meet your financial goals, talk to your financial advisor, or call us at (800) 257-8787. Please read the information provided carefully before you invest. Investors should consider the investment objective and policies, risk considerations, charges and expenses of any investment carefully. Where applicable, be sure to obtain a prospectus, which contains this and other relevant information. To obtain a prospectus, please contact your securities representative or Nuveen, 333 W. Wacker Dr., Chicago, IL 60606.
Please read the prospectus carefully before you invest or send money.
Learn more about Nuveen Funds at: www.nuveen.com/closed-end-funds
NOT FDIC INSURED MAY LOSE VALUE NO BANK GUARANTEE

ITEM 2.	CODE OF ETHICS.

Not applicable to this filing.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable to this filing.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable to this filing.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to this filing.

ITEM 6.	SCHEDULE OF INVESTMENTS.

(a)	See Portfolio of Investments in Item 1.

(b)	Not applicable.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to this filing.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to this filing.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board implemented after the registrant last provided disclosure in response to this Item.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (the “Exchange Act”)(17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	EXHIBITS.

File the exhibits listed below as part of this Form.

(a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Not applicable to this filing.

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) in the exact form set forth below: See Ex-99.CERT attached hereto.

(a)(3) Any written solicitation to purchase securities under Rule 23c-1 under the 1940 Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons: Not applicable.

(a)(4) Change in the registrant’s independent public accountant. Not applicable.

(b) If the report is filed under Section  13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the 1940 Act (17 CFR 270.30a-2(b)); Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)), and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed “filed” for purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference: See Ex-99.906 CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nuveen Taxable Municipal Income Fund

By (Signature and Title)	/s/ David J. Lamb
David J. Lamb
Chief Administrative Officer

Date: December 7, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ David J. Lamb
David J. Lamb
Chief Administrative Officer
(principal executive officer)

Date: December 7, 2023

By (Signature and Title)	/s/ E. Scott Wickerham
E. Scott Wickerham
Vice President and Funds Controller
(principal financial officer)

Date: December 7, 2023